UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04098

Name of Registrant:	Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2021—March 31, 2022

Item 1:	Reports to Shareholders

Semiannual Report   |   March 31, 2022
Vanguard PRIMECAP Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Liquidity Risk Management	17

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2022
	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return
PRIMECAP Fund
Investor Shares	$1,000.00	$1,022.00	$1.92
Admiral™ Shares	1,000.00	1,022.40	1.56
Based on Hypothetical 5% Yearly Return
PRIMECAP Fund
Investor Shares	$1,000.00	$1,023.04	$1.92
Admiral Shares	1,000.00	1,023.39	1.56
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.38% for Investor Shares and 0.31% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

PRIMECAP Fund
Fund Allocation
As of March 31, 2022
Communication Services	6.6%
Consumer Discretionary	13.2
Consumer Staples	0.2
Energy	2.1
Financials	8.0
Health Care	26.2
Industrials	13.8
Information Technology	28.5
Materials	1.4
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

PRIMECAP Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.3%)
Communication Services (6.4%)
*	Alphabet Inc. Class A	625,887	1,740,811
*	Alphabet Inc. Class C	353,911	988,470
*	Baidu Inc. ADR	5,323,248	704,266
*	Walt Disney Co.	2,708,925	371,556
	Activision Blizzard Inc.	3,594,000	287,915
*	Meta Platforms Inc. Class A	531,050	118,084
*	Charter Communications Inc. Class A	199,850	109,022
*	Live Nation Entertainment Inc.	549,360	64,627
*	T-Mobile US Inc.	360,600	46,283
*	Take-Two Interactive Software Inc.	300,000	46,122
*	Altice USA Inc. Class A	1,180,000	14,727
	Comcast Corp. Class A	87,369	4,091
*	Roblox Corp. Class A	26,500	1,225
	Nintendo Co. Ltd.	1,750	883
	Electronic Arts Inc.	5,700	721
			4,498,803
Consumer Discretionary (12.8%)
*	Tesla Inc.	2,126,560	2,291,581
	Sony Group Corp. ADR	13,887,345	1,426,369
*	Alibaba Group Holding Ltd. ADR	9,899,017	1,077,013
*	Amazon.com Inc.	247,480	806,772
	Ross Stores Inc.	7,833,900	708,655
*,1	Mattel Inc.	27,357,438	607,609
[1]	Whirlpool Corp.	2,997,832	517,965
	TJX Cos. Inc.	8,520,800	516,190
	Bath & Body Works Inc.	3,538,714	169,150
*	Royal Caribbean Cruises Ltd.	1,713,547	143,561
*	Carnival Corp.	6,154,065	124,435
*	Dollar Tree Inc.	637,000	102,016
*	Marriott International Inc. Class A	451,410	79,335
	eBay Inc.	1,294,000	74,094
*	Hilton Worldwide Holdings Inc.	423,766	64,302
*	Victoria's Secret & Co.	1,180,871	60,650
	McDonald's Corp.	191,800	47,428
	Restaurant Brands International Inc.	808,900	47,232
*	Burlington Stores Inc.	248,000	45,178
	Lowe's Cos. Inc.	220,000	44,482
*	Las Vegas Sands Corp.	712,300	27,687
		Shares	Market Value• ($000)
*	Flutter Entertainment plc (XDUB)	225,334	26,087
	MGM Resorts International	553,000	23,193
*	Ulta Beauty Inc.	21,000	8,363
*	O'Reilly Automotive Inc.	11,000	7,535
*	AutoZone Inc.	2,750	5,623
	Dollar General Corp.	1,400	312
			9,052,817
Consumer Staples (0.2%)
	Sysco Corp.	1,420,300	115,967
	Altria Group Inc.	621,700	32,484
	Mowi ASA	418,000	11,259
	Constellation Brands Inc. Class A	25,700	5,919
	Philip Morris International Inc.	43,300	4,068
			169,697
Energy (2.1%)
	Hess Corp.	5,753,700	615,876
	Pioneer Natural Resources Co.	2,308,700	577,244
	EOG Resources Inc.	1,723,300	205,469
*	Transocean Ltd. (XNYS)	11,761,373	53,750
	Schlumberger NV	77,600	3,206
			1,455,545
Financials (7.8%)
	Wells Fargo & Co.	29,611,747	1,434,985
	Charles Schwab Corp.	10,241,108	863,428
	JPMorgan Chase & Co.	6,162,175	840,028
	Bank of America Corp.	17,773,332	732,617
	Marsh & McLennan Cos. Inc.	4,108,015	700,088
	Raymond James Financial Inc.	3,086,008	339,183
	US Bancorp	3,517,300	186,945
	Citigroup Inc.	1,959,200	104,621
	Progressive Corp.	908,000	103,503
	CME Group Inc.	375,168	89,237
	Morgan Stanley	625,000	54,625
	Goldman Sachs Group Inc.	152,000	50,175
	Discover Financial Services	182,525	20,112
			5,519,547
Health Care (25.5%)
	Eli Lilly & Co.	15,994,758	4,580,419
	Amgen Inc.	9,257,685	2,238,693
4

PRIMECAP Fund
		Shares	Market Value• ($000)
*,1	Biogen Inc.	8,923,691	1,879,329
	AstraZeneca plc ADR	25,900,088	1,718,212
	Thermo Fisher Scientific Inc.	2,295,349	1,355,748
*	Boston Scientific Corp.	26,617,644	1,178,895
	Novartis AG ADR	10,577,005	928,132
	Bristol-Myers Squibb Co.	11,969,723	874,149
	Roche Holding AG	1,724,513	682,324
*	BioMarin Pharmaceutical Inc.	6,217,339	479,357
*	Elanco Animal Health Inc. (XNYS)	13,563,919	353,883
	Abbott Laboratories	2,728,995	323,004
	Zimmer Biomet Holdings Inc.	2,376,230	303,920
	CVS Health Corp.	2,370,000	239,868
*	BeiGene Ltd. ADR	1,184,290	223,357
	Agilent Technologies Inc.	821,516	108,711
*	IQVIA Holdings Inc.	442,224	102,247
	Stryker Corp.	359,200	96,032
	Medtronic plc	723,190	80,238
*	Edwards Lifesciences Corp.	492,100	57,930
[2]	Siemens Healthineers AG	851,517	52,769
	Sanofi ADR	968,000	49,697
	Alcon Inc.	433,987	34,428
	GlaxoSmithKline plc ADR	548,000	23,871
	Danaher Corp.	56,902	16,691
*	Waters Corp.	27,030	8,390
*	Zimvie Inc.	229,823	5,249
	UnitedHealth Group Inc.	5,735	2,925
	Humana Inc.	4,276	1,861
*	Seagen Inc.	11,040	1,590
			18,001,919
Industrials (13.4%)
	FedEx Corp.	8,660,358	2,003,920
*	Southwest Airlines Co.	26,257,478	1,202,592
	Siemens AG (Registered)	8,179,840	1,132,640
	Union Pacific Corp.	2,284,000	624,012
*	Airbus SE	4,817,239	581,289
*	United Airlines Holdings Inc.	12,453,503	577,344
	Caterpillar Inc.	2,285,768	509,315
*	American Airlines Group Inc.	19,880,313	362,816
*	Delta Air Lines Inc.	9,005,100	356,332
	United Parcel Service Inc. Class B	1,543,670	331,055
	Textron Inc.	3,579,710	266,259
*	TransDigm Group Inc.	343,916	224,075
*	Alaska Air Group Inc.	3,846,200	223,118
	Carrier Global Corp.	3,227,000	148,022
	General Dynamics Corp.	537,930	129,738
	Deere & Co.	298,400	123,973
	CSX Corp.	3,222,000	120,664
	Otis Worldwide Corp.	1,324,100	101,890
	AMETEK Inc.	658,250	87,666
*	Lyft Inc. Class A	2,149,970	82,559
	Raytheon Technologies Corp.	493,000	48,842
	Rockwell Automation Inc.	173,050	48,459
	L3Harris Technologies Inc.	189,000	46,961
		Shares	Market Value• ($000)
	Honeywell International Inc.	230,000	44,753
	Pentair plc	580,000	31,442
	nVent Electric plc	887,000	30,850
*	Ryanair Holdings plc ADR	250,000	21,780
*	Uber Technologies Inc.	117,750	4,201
			9,466,567
Information Technology (27.7%)
	Microsoft Corp.	9,840,168	3,033,822
	Texas Instruments Inc.	11,599,602	2,128,295
*	Adobe Inc.	4,544,957	2,070,773
	Micron Technology Inc.	24,439,774	1,903,614
	KLA Corp.	4,227,460	1,547,504
	Intel Corp.	24,397,908	1,209,160
	NetApp Inc.	8,672,241	719,796
	Intuit Inc.	1,290,900	620,716
	NVIDIA Corp.	2,242,190	611,804
	Oracle Corp.	6,862,400	567,726
	QUALCOMM Inc.	3,589,306	548,518
	Telefonaktiebolaget LM Ericsson ADR	56,754,126	518,733
	HP Inc.	14,107,216	512,092
	Hewlett Packard Enterprise Co.	29,538,866	493,594
	Visa Inc. Class A	2,170,900	481,441
	Analog Devices Inc.	2,713,640	448,239
	Apple Inc.	1,690,000	295,091
	Entegris Inc.	1,835,622	240,944
	Cisco Systems Inc.	4,295,279	239,505
*	Splunk Inc.	1,503,311	223,407
	Applied Materials Inc.	1,418,800	186,998
	Corning Inc.	3,990,600	147,293
*,1	Plantronics Inc.	3,645,100	143,617
*	PayPal Holdings Inc.	1,182,220	136,724
*	Autodesk Inc.	464,200	99,501
	Mastercard Inc. Class A	276,100	98,673
*	BlackBerry Ltd.	9,975,500	74,417
	Fidelity National Information Services Inc.	728,500	73,156
*	Palo Alto Networks Inc.	109,900	68,414
*	Western Digital Corp.	837,100	41,562
*	Keysight Technologies Inc.	199,120	31,455
*	salesforce.com Inc.	100,400	21,317
*	Dell Technologies Inc. Class C	276,000	13,852
*	VMware Inc. Class A	121,612	13,848
	Infineon Technologies AG ADR	75,000	2,548
*	RingCentral Inc. Class A	5,550	651
*	Unity Software Inc.	6,000	595
*	Arista Networks Inc.	4,000	556
*	Okta Inc.	3,500	528
			19,570,479
Materials (1.4%)
	Albemarle Corp.	1,144,535	253,114
	Glencore plc	33,250,139	216,349
	Freeport-McMoRan Inc.	3,064,900	152,448
	DuPont de Nemours Inc.	1,276,056	93,892
	Dow Inc.	1,343,817	85,628
	Linde plc	262,600	83,882

5

PRIMECAP Fund
		Shares	Market Value• ($000)
	Corteva Inc.	1,320,716	75,915
			961,228
Total Common Stocks (Cost $24,490,126)			68,696,602
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[3]	Vanguard Market Liquidity Fund, 0.312% (Cost $1,859,909)	18,602,041	1,860,018
Total Investments (100.0%) (Cost $26,350,035)			70,556,620
Other Assets and Liabilities—Net (0.0%)			24,680
Net Assets (100%)			70,581,300
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $52,769,000, representing 0.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
6

PRIMECAP Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $23,287,520)	65,548,082
Affiliated Issuers (Cost $3,062,515)	5,008,538
Total Investments in Securities	70,556,620
Investment in Vanguard	2,366
Receivables for Investment Securities Sold	5,864
Receivables for Accrued Income	79,693
Receivables for Capital Shares Issued	19,404
Total Assets	70,663,947
Liabilities
Due to Custodian	1,263
Payables for Investment Securities Purchased	6,214
Payables to Investment Advisor	31,866
Payables for Capital Shares Redeemed	39,128
Payables to Vanguard	4,176
Total Liabilities	82,647
Net Assets	70,581,300
At March 31, 2022, net assets consisted of:

Paid-in Capital	22,578,744
Total Distributable Earnings (Loss)	48,002,556
Net Assets	70,581,300

Investor Shares—Net Assets
Applicable to 35,325,434 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,508,773
Net Asset Value Per Share—Investor Shares	$155.94

Admiral Shares—Net Assets
Applicable to 402,730,864 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	65,072,527
Net Asset Value Per Share—Admiral Shares	$161.58

See accompanying Notes, which are an integral part of the Financial Statements.
7

PRIMECAP Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	457,956
Dividends—Affiliated Issuers	9,451
Interest—Affiliated Issuers	905
Securities Lending—Net	44
Total Income	468,356
Expenses
Investment Advisory Fees—Note B	65,644
The Vanguard Group—Note C
Management and Administrative—Investor Shares	5,346
Management and Administrative—Admiral Shares	40,892
Marketing and Distribution—Investor Shares	232
Marketing and Distribution—Admiral Shares	1,179
Custodian Fees	1,972
Shareholders’ Reports—Investor Shares	17
Shareholders’ Reports—Admiral Shares	70
Trustees’ Fees and Expenses	19
Other Expenses	8
Total Expenses	115,379
Net Investment Income	352,977
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	38
Investment Securities Sold—Unaffiliated Issuers	4,048,050
Investment Securities Sold—Affiliated Issuers	45,175
Foreign Currencies	326
Realized Net Gain (Loss)	4,093,589
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(2,074,524)
Investment Securities—Affiliated Issuers	(642,132)
Foreign Currencies	(351)
Change in Unrealized Appreciation (Depreciation)	(2,717,007)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,729,559
1	Dividends are net of foreign withholding taxes of $14,027,000.

See accompanying Notes, which are an integral part of the Financial Statements.
8

PRIMECAP Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	352,977	577,541
Realized Net Gain (Loss)	4,093,589	7,262,792
Change in Unrealized Appreciation (Depreciation)	(2,717,007)	10,391,810
Net Increase (Decrease) in Net Assets Resulting from Operations	1,729,559	18,232,143
Distributions
Investor Shares	(553,706)	(551,613)
Admiral Shares	(6,487,189)	(5,760,196)
Total Distributions	(7,040,895)	(6,311,809)
Capital Share Transactions
Investor Shares	47,535	(897,885)
Admiral Shares	1,907,774	(1,408,182)
Net Increase (Decrease) from Capital Share Transactions	1,955,309	(2,306,067)
Total Increase (Decrease)	(3,356,027)	9,614,267
Net Assets
Beginning of Period	73,937,327	64,323,060
End of Period	70,581,300	73,937,327

See accompanying Notes, which are an integral part of the Financial Statements.
9

PRIMECAP Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$168.72	$142.86	$133.12	$147.61	$126.84	$107.60
Investment Operations
Net Investment Income[1]	.737	1.183	1.745	1.715	1.474	1.398
Net Realized and Unrealized Gain (Loss) on Investments	2.969	39.134	17.947	(6.495)	26.529	23.145
Total from Investment Operations	3.706	40.317	19.692	(4.780)	28.003	24.543
Distributions
Dividends from Net Investment Income	(1.150)	(1.542)	(1.690)	(1.470)	(1.400)	(1.356)
Distributions from Realized Capital Gains	(15.336)	(12.915)	(8.262)	(8.240)	(5.833)	(3.947)
Total Distributions	(16.486)	(14.457)	(9.952)	(9.710)	(7.233)	(5.303)
Net Asset Value, End of Period	$155.94	$168.72	$142.86	$133.12	$147.61	$126.84
Total Return[2]	2.20%	29.74%	15.05%	-2.41%	22.86%	23.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,509	$5,878	$5,697	$6,095	$7,126	$7,699
Ratio of Total Expenses to Average Net Assets	0.38%	0.38%	0.38%	0.38%	0.38%	0.39%
Ratio of Net Investment Income to Average Net Assets	0.88%	0.73%	1.31%	1.32%	1.08%	1.22%
Portfolio Turnover Rate	1%	5%	6%	5%	8%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
10

PRIMECAP Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$174.92	$148.12	$138.02	$153.09	$131.45	$111.52
Investment Operations
Net Investment Income[1]	.824	1.345	1.920	1.880	1.622	1.528
Net Realized and Unrealized Gain (Loss) on Investments	3.081	40.564	18.600	(6.756)	27.508	23.981
Total from Investment Operations	3.905	41.909	20.520	(4.876)	29.130	25.509
Distributions
Dividends from Net Investment Income	(1.343)	(1.716)	(1.853)	(1.647)	(1.444)	(1.491)
Distributions from Realized Capital Gains	(15.902)	(13.393)	(8.567)	(8.547)	(6.046)	(4.088)
Total Distributions	(17.245)	(15.109)	(10.420)	(10.194)	(7.490)	(5.579)
Net Asset Value, End of Period	$161.58	$174.92	$148.12	$138.02	$153.09	$131.45
Total Return[2]	2.24%	29.83%	15.13%	-2.34%	22.95%	23.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$65,073	$68,059	$58,626	$57,177	$62,361	$50,615
Ratio of Total Expenses to Average Net Assets	0.31%	0.31%	0.31%	0.31%	0.31%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.95%	0.80%	1.39%	1.39%	1.15%	1.29%
Portfolio Turnover Rate	1%	5%	6%	5%	8%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
11

PRIMECAP Fund
Notes to Financial Statements
Vanguard PRIMECAP Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12

PRIMECAP Fund
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
13

PRIMECAP Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2022, the investment advisory fee represented an effective annual basic rate of 0.18% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of $2,366,000, representing less than 0.01% of the fund’s net assets and 0.95% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
14

PRIMECAP Fund
The following table summarizes the market value of the fund’s investments as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	65,993,002	2,703,600	—	68,696,602
Temporary Cash Investments	1,860,018	—	—	1,860,018
Total	67,853,020	2,703,600	—	70,556,620
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	26,356,456
Gross Unrealized Appreciation	45,541,010
Gross Unrealized Depreciation	(1,340,846)
Net Unrealized Appreciation (Depreciation)	44,200,164
F.	During the six months ended March 31, 2022, the fund purchased $821,005,000 of investment securities and sold $5,749,216,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	160,042	965	348,874	2,168
Issued in Lieu of Cash Distributions	527,985	3,387	536,328	3,657
Redeemed	(640,492)	(3,869)	(1,783,087)	(10,861)
Net Increase (Decrease)—Investor Shares	47,535	483	(897,885)	(5,036)
Admiral Shares
Issued	831,660	4,867	3,667,358	21,693
Issued in Lieu of Cash Distributions	6,077,188	37,637	5,395,981	35,507
Redeemed	(5,001,074)	(28,867)	(10,471,521)	(63,912)
Net Increase (Decrease)—Admiral Shares	1,907,774	13,637	(1,408,182)	(6,712)
15

PRIMECAP Fund
H.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Biogen Inc.	2,594,892	5,410	66,855	44,978	(699,096)	—	—	1,879,329
Mattel Inc.	510,740	—	3,626	8	100,487	—	—	607,609
Plantronics Inc.	93,716	—	—	—	49,901	—	—	143,617
Vanguard Market Liquidity Fund	1,726,256	NA1	NA1	(127)	(19)	905	38	1,860,018
Whirlpool Corp.	NA2	—	1,103	316	(93,405)	9,451	—	517,965
Total	4,925,604	5,410	71,584	45,175	(642,132)	10,356	38	5,008,538
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	Not applicable—at September 30, 2021, the issuer was not an affiliated company of the fund.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
16

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard PRIMECAP Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
17

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q592 052022

Semiannual Report  |  March 31, 2022
Vanguard Target Retirement Funds
Vanguard Target Retirement Income Fund
Vanguard Target Retirement 2015 Fund
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2022
	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Target Retirement Income Fund	$1,000.00	$971.40	$0.54
Target Retirement 2015 Fund	$1,000.00	$972.50	$0.54
Target Retirement 2020 Fund	$1,000.00	$977.00	$0.54
Target Retirement 2025 Fund	$1,000.00	$978.50	$0.54
Target Retirement 2030 Fund	$1,000.00	$981.90	$0.54
Target Retirement 2035 Fund	$1,000.00	$986.30	$0.54
Based on Hypothetical 5% Yearly Return
Target Retirement Income Fund	$1,000.00	$1,024.38	$0.56
Target Retirement 2015 Fund	$1,000.00	$1,024.38	$0.56
Target Retirement 2020 Fund	$1,000.00	$1,024.38	$0.56
Target Retirement 2025 Fund	$1,000.00	$1,024.38	$0.56
Target Retirement 2030 Fund	$1,000.00	$1,024.38	$0.56
Target Retirement 2035 Fund	$1,000.00	$1,024.38	$0.56
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.11%, 0.11%, 0.11%, 0.11%, 0.11%, and 0.11%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Target Retirement Income Fund
Underlying Vanguard Funds
As of March 31, 2022
Vanguard Total Bond Market II Index Fund Investor Shares	36.7%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	18.0
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	17.1
Vanguard Total International Bond II Index Fund Institutional Shares	16.2
Vanguard Total International Stock Index Fund Investor Shares	12.0
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.7%)
U.S. Stock Fund (17.8%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	20,151,640	4,187,713
International Stock Fund (11.8%)
	Vanguard Total International Stock Index Fund Investor Shares	145,380,014	2,786,935
U.S. Bond Funds (53.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	825,228,100	8,524,607
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	155,763,830	3,961,074
			12,485,681
International Bond Fund (16.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	134,023,838	3,751,327
Total Investment Companies (Cost $19,801,300)			23,211,656
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 0.312% (Cost $301,822)	3,018,615	301,831
Total Investments (100.0%) (Cost $20,103,122)			23,513,487
Other Assets and Liabilities—Net (0.0%)			5,546
Net Assets (100%)			23,519,033
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Target Retirement Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	1,220	149,907	(4,163)
E-mini S&P 500 Index	June 2022	708	160,389	11,683
				7,520

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $20,103,122)	23,513,487
Cash Collateral Pledged—Futures Contracts	10,457
Receivables for Investment Securities Sold	6,301
Receivables for Accrued Income	60,296
Receivables for Capital Shares Issued	17,574
Total Assets	23,608,115
Liabilities
Payables for Investment Securities Purchased	60,297
Payables for Capital Shares Redeemed	26,780
Variation Margin Payable—Futures Contracts	2,005
Total Liabilities	89,082
Net Assets	23,519,033
At March 31, 2022, net assets consisted of:

Paid-in Capital	19,775,265
Total Distributable Earnings (Loss)	3,743,768
Net Assets	23,519,033

Net Assets
Applicable to 1,711,832,833 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,519,033
Net Asset Value Per Share	$13.74
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	266,977
Net Investment Income—Note B	266,977
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	30,974
Affiliated Funds Sold[1]	333,320
Futures Contracts	(10,024)
Realized Net Gain (Loss)	354,270
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(1,180,517)
Futures Contracts	12,193
Change in Unrealized Appreciation (Depreciation)	(1,168,324)
Net Increase (Decrease) in Net Assets Resulting from Operations	(547,077)
1	Includes $11,039,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	266,977	322,402
Realized Net Gain (Loss)	354,270	1,040,422
Change in Unrealized Appreciation (Depreciation)	(1,168,324)	86,983
Net Increase (Decrease) in Net Assets Resulting from Operations	(547,077)	1,449,807
Distributions
Total Distributions	(1,191,606)	(609,990)
Capital Share Transactions
Issued	1,460,927	3,092,305
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement Income Fund—Note G	8,507,454	—
Issued in Lieu of Cash Distributions	1,113,227	575,385
Redeemed	(2,145,497)	(5,761,722)
Net Increase (Decrease) from Capital Share Transactions	8,936,111	(2,094,032)
Total Increase (Decrease)	7,197,428	(1,254,215)
Net Assets
Beginning of Period	16,321,605	17,575,820
End of Period	23,519,033	16,321,605
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.24	$14.54	$13.85	$13.52	$13.46	$13.08
Investment Operations
Net Investment Income[1]	.213	.278	.308	.341	.334	.250
Capital Gain Distributions Received[1]	.025	.056	—	—	.001	.004
Net Realized and Unrealized Gain (Loss) on Investments	(.622)	.887	.696	.533	.107	.422
Total from Investment Operations	(.384)	1.221	1.004	.874	.442	.676
Distributions
Dividends from Net Investment Income	(.242)	(.256)	(.297)	(.352)	(.327)	(.254)
Distributions from Realized Capital Gains	(.874)	(.265)	(.017)	(.192)	(.055)	(.042)
Total Distributions	(1.116)	(.521)	(.314)	(.544)	(.382)	(.296)
Net Asset Value, End of Period	$13.74	$15.24	$14.54	$13.85	$13.52	$13.46
Total Return[2]	-2.86%	8.48%	7.35%	6.75%	3.31%	5.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,519	$16,322	$17,576	$16,984	$16,613	$16,645
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.94%	1.84%	2.19%	2.54%	2.47%	1.90%
Portfolio Turnover Rate	17%[3]	6%	17%	10%	6%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund
Notes to Financial Statements
Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
In December 2021, the fund’s board of trustees approved a plan of reorganization of Vanguard Target Retirement 2015 Fund into Vanguard Target Retirement Income Fund. The reorganization does not require shareholder approval. Shares of Vanguard Target Retirement 2015 Fund will be exchanged for new shares of Vanguard Target Retirement Income Fund. The reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes, and to be completed in July 2022. In anticipation of the reorganization, the Vanguard Target Retirement 2015 Fund has been closed to new accounts.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Target Retirement Income Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the

Target Retirement Income Fund
underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.	The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania. The Plaintiffs assert claims for breach of fiduciary duty, gross negligence, breach of the covenant of good faith and fair dealing, unjust enrichment, and violation of certain state consumer protection laws; they allege that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,105,289
Gross Unrealized Appreciation	3,827,771
Gross Unrealized Depreciation	(412,053)
Net Unrealized Appreciation (Depreciation)	3,415,718

Target Retirement Income Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	100,722	204,713
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement Income Fund—Note G	610,729	—
Issued in Lieu of Cash Distributions	77,216	38,362
Redeemed	(147,819)	(380,863)
Net Increase (Decrease) in Shares Outstanding	640,848	(137,788)
G.	On February 11, 2022, the Vanguard Target Retirement Income Fund acquired all the net assets of Vanguard Institutional Target Retirement Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 610,729,000 shares of Vanguard Target Retirement Income Fund for the 358,209,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $8,507,454,000, including $918,723,000 of unrealized appreciation, were combined with Vanguard Target Retirement Income Fund's net assets of $15,628,555,000, resulting in combined net assets of $24,136,009,000 on February 11, 2022.
Assuming that the acquisition had been completed on October 1, 2021, the beginning of the fund's reporting period, the fund’s pro forma results of operations for the six months ended March 31, 2022, would be:
Amount ($000)
Net Investment Income	349,340
Realized Net Gain (Loss)	378,772
Change in Unrealized Appreciation (Depreciation)	(1,420,529)
Net Increase (Decrease) in Net Assets Resulting from Operations	(692,417)
Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Institutional Target Retirement Income Fund that have been included in the fund's Statement of Operations since February 11, 2022.

Target Retirement Income Fund
H.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	199,815	NA2	NA2	(13)	(1)	132	3	301,831
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,754,748	1,496,041	277,148	1,915	(14,482)	87,045	—	3,961,074
Vanguard Total Bond Market II Index Fund	6,026,797	3,288,458	215,408	(6,639)	(568,601)	60,151	14,249	8,524,607
Vanguard Total International Bond Index Fund	2,591,754	76,771	2,563,003	153,556	(259,078)	60,050	16,722	—
Vanguard Total International Bond II Index Fund	26,337	3,999,579	81,276	(1,382)	(191,931)	4,588	—	3,751,327
Vanguard Total International Stock Index Fund	1,917,131	851,225	67,345	2,021	83,903	32,136	—	2,786,935
Vanguard Total Stock Market Index Fund	2,785,275	910,792	380,612	183,862	688,396	22,875	—	4,187,713
Total	16,301,857	10,622,866[3]	3,584,792	333,320	(261,794)[3]	266,977	30,974	23,513,487
1	Includes $49,000,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
3	Includes securities of $7,570,972,000 and unrealized appreciation of $918,723,000 related to the acquisition of the Vanguard Institutional Target Retirement Income Fund. See Note G.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.

Target Retirement 2015 Fund
Underlying Vanguard Funds
As of March 31, 2022
Vanguard Total Bond Market II Index Fund Investor Shares	36.4%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	18.4
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	16.6
Vanguard Total International Bond II Index Fund Institutional Shares	16.1
Vanguard Total International Stock Index Fund Investor Shares	12.5
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement 2015 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.7%)
U.S. Stock Fund (18.2%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	18,260,382	3,794,690
International Stock Fund (12.3%)
	Vanguard Total International Stock Index Fund Investor Shares	134,300,755	2,574,546
U.S. Bond Funds (52.3%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	726,581,775	7,505,590
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	133,999,139	3,407,598
			10,913,188
International Bond Fund (15.9%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	118,290,939	3,310,963
Total Investment Companies (Cost $17,276,267)			20,593,387
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[1]	Vanguard Market Liquidity Fund, 0.312% (Cost $253,556)	2,535,883	253,563
Total Investments (99.9%) (Cost $17,529,823)			20,846,950
Other Assets and Liabilities—Net (0.1%)			15,489
Net Assets (100%)			20,862,439
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Target Retirement 2015 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	1,068	131,231	(2,799)
E-mini S&P 500 Index	June 2022	631	142,945	10,660
				7,861

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $17,529,823)	20,846,950
Cash Collateral Pledged—Futures Contracts	9,283
Receivables for Investment Securities Sold	10,666
Receivables for Accrued Income	52,357
Receivables for Capital Shares Issued	11,735
Total Assets	20,930,991
Liabilities
Payables for Investment Securities Purchased	52,360
Payables for Capital Shares Redeemed	14,400
Variation Margin Payable—Futures Contracts	1,792
Total Liabilities	68,552
Net Assets	20,862,439
At March 31, 2022, net assets consisted of:

Paid-in Capital	17,036,700
Total Distributable Earnings (Loss)	3,825,739
Net Assets	20,862,439

Net Assets
Applicable to 1,500,089,360 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,862,439
Net Asset Value Per Share	$13.91
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	215,338
Net Investment Income—Note B	215,338
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	24,598
Affiliated Funds Sold	494,894
Futures Contracts	(9,564)
Realized Net Gain (Loss)	509,928
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(1,176,801)
Futures Contracts	11,421
Change in Unrealized Appreciation (Depreciation)	(1,165,380)
Net Increase (Decrease) in Net Assets Resulting from Operations	(440,114)
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	215,338	264,629
Realized Net Gain (Loss)	509,928	1,409,770
Change in Unrealized Appreciation (Depreciation)	(1,165,380)	(290,534)
Net Increase (Decrease) in Net Assets Resulting from Operations	(440,114)	1,383,865
Distributions
Total Distributions	(1,555,219)	(953,910)
Capital Share Transactions
Issued	659,607	1,534,767
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2015 Fund—Note G	9,519,033	—
Issued in Lieu of Cash Distributions	1,492,957	924,637
Redeemed	(1,780,948)	(5,154,858)
Net Increase (Decrease) from Capital Share Transactions	9,890,649	(2,695,454)
Total Increase (Decrease)	7,895,316	(2,265,499)
Net Assets
Beginning of Period	12,967,123	15,232,622
End of Period	20,862,439	12,967,123
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$16.29	$15.84	$15.42	$15.60	$15.75	$15.19
Investment Operations
Net Investment Income[1]	.216	.293	.336	.376	.371	.305
Capital Gain Distributions Received[1]	.025	.058	—	—	.001	.005
Net Realized and Unrealized Gain (Loss) on Investments	(.593)	1.114	.818	.455	.328	.846
Total from Investment Operations	(.352)	1.465	1.154	.831	.700	1.156
Distributions
Dividends from Net Investment Income	(.376)	(.250)	(.379)	(.372)	(.318)	(.289)
Distributions from Realized Capital Gains	(1.652)	(.765)	(.355)	(.639)	(.532)	(.307)
Total Distributions	(2.028)	(1.015)	(.734)	(1.011)	(.850)	(.596)
Net Asset Value, End of Period	$13.91	$16.29	$15.84	$15.42	$15.60	$15.75
Total Return[2]	-2.75%	9.49%	7.68%	6.08%	4.54%	7.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,862	$12,967	$15,233	$15,647	$16,410	$17,250
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.89%	1.81%	2.20%	2.52%	2.39%	2.02%
Portfolio Turnover Rate	15%	4%	18%	10%	7%	7%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund
Notes to Financial Statements
Vanguard Target Retirement 2015 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
In December 2021, the fund’s board of trustees approved a plan of reorganization of Vanguard Target Retirement 2015 Fund into Vanguard Target Retirement Income Fund. The reorganization does not require shareholder approval. Shares of Vanguard Target Retirement 2015 Fund will be exchanged for new shares of Vanguard Target Retirement Income Fund. The reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes, and to be completed in July 2022. In anticipation of the reorganization, the Vanguard Target Retirement 2015 Fund has been closed to new accounts.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Target Retirement 2015 Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the

Target Retirement 2015 Fund
underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.	The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania. The Plaintiffs assert claims for breach of fiduciary duty, gross negligence, breach of the covenant of good faith and fair dealing, unjust enrichment, and violation of certain state consumer protection laws; they allege that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,532,290
Gross Unrealized Appreciation	3,652,124
Gross Unrealized Depreciation	(329,603)
Net Unrealized Appreciation (Depreciation)	3,322,521

Target Retirement 2015 Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	44,273	95,212
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2015 Fund—Note G	676,548	—
Issued in Lieu of Cash Distributions	102,257	58,819
Redeemed	(118,868)	(320,093)
Net Increase (Decrease) in Shares Outstanding	704,210	(166,062)
G.	On February 11, 2022, the Vanguard Target Retirement 2015 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2015 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 676,548,000 shares of Vanguard Target Retirement 2015 Fund for the 406,796,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $9,519,033,000, including $1,227,871,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2015 Fund's net assets of $12,008,408,000, resulting in combined net assets of $21,527,441,000 on February 11, 2022.
Assuming that the acquisition had been completed on October 1, 2021, the beginning of the fund's reporting period, the fund’s pro forma results of operations for the six months ended March 31, 2022, would be:
Amount ($000)
Net Investment Income	305,177
Realized Net Gain (Loss)	676,796
Change in Unrealized Appreciation (Depreciation)	(1,576,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	(594,041)
Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Institutional Target Retirement 2015 Fund that have been included in the fund's Statement of Operations since February 11, 2022.

Target Retirement 2015 Fund
H.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	161,516	NA1	NA1	(11)	2	106	2	253,563
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,066,783	1,626,129	290,862	1,436	4,112	69,315	—	3,407,598
Vanguard Total Bond Market II Index Fund	4,669,352	3,550,347	238,032	(3)	(476,074)	48,690	11,679	7,505,590
Vanguard Total International Bond Index Fund	2,005,406	59,303	1,983,102	131,358	(212,965)	46,388	12,917	—
Vanguard Total International Bond II Index Fund	20,052	3,532,260	65,271	(1,072)	(175,006)	3,982	—	3,310,963
Vanguard Total International Stock Index Fund	1,636,349	881,808	160,109	32,252	184,246	26,853	—	2,574,546
Vanguard Total Stock Market Index Fund	2,389,848	864,858	517,705	330,934	726,755	20,004	—	3,794,690
Total	12,949,306	10,514,705[2]	3,255,081	494,894	51,070[2]	215,338	24,598	20,846,950
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	Includes securities of $8,251,417,000 and unrealized appreciation of $1,227,871,000 related to the acquisition of the Vanguard Institutional Target Retirement 2015 Fund. See Note G.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.

Target Retirement 2020 Fund
Underlying Vanguard Funds
As of March 31, 2022
Vanguard Total Bond Market II Index Fund Investor Shares	30.5%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	27.7
Vanguard Total International Stock Index Fund Investor Shares	18.1
Vanguard Total International Bond II Index Fund Institutional Shares	13.5
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	10.2
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement 2020 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.7%)
U.S. Stock Fund (27.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	65,668,808	13,646,635
International Stock Fund (17.8%)
	Vanguard Total International Stock Index Fund Investor Shares	464,251,541	8,899,702
U.S. Bond Funds (40.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,450,344,284	14,982,058
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	196,597,773	4,999,481
			19,981,539
International Bond Fund (13.4%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	238,144,716	6,665,670
Total Investment Companies (Cost $38,714,271)			49,193,546
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 0.312% (Cost $655,247)	6,553,356	655,270
Total Investments (100.0%) (Cost $39,369,518)			49,848,816
Other Assets and Liabilities—Net (0.0%)			8,899
Net Assets (100%)			49,857,715
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Target Retirement 2020 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	2,564	315,051	(7,085)
E-mini S&P 500 Index	June 2022	1,534	347,509	25,360
				18,275

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $39,369,518)	49,848,816
Cash Collateral Pledged—Futures Contracts	22,520
Receivables for Accrued Income	87,445
Receivables for Capital Shares Issued	54,766
Total Assets	50,013,547
Liabilities
Payables for Investment Securities Purchased	110,021
Payables for Capital Shares Redeemed	41,447
Variation Margin Payable—Futures Contracts	4,364
Total Liabilities	155,832
Net Assets	49,857,715
At March 31, 2022, net assets consisted of:

Paid-in Capital	38,458,265
Total Distributable Earnings (Loss)	11,399,450
Net Assets	49,857,715

Net Assets
Applicable to 1,692,935,232 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	49,857,715
Net Asset Value Per Share	$29.45
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	407,015
Net Investment Income—Note B	407,015
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	42,547
Affiliated Funds Sold[1]	1,011,364
Futures Contracts	(20,851)
Realized Net Gain (Loss)	1,033,060
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(2,254,804)
Futures Contracts	25,225
Change in Unrealized Appreciation (Depreciation)	(2,229,579)
Net Increase (Decrease) in Net Assets Resulting from Operations	(789,504)
1	Includes $39,728,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	407,015	525,644
Realized Net Gain (Loss)	1,033,060	4,149,780
Change in Unrealized Appreciation (Depreciation)	(2,229,579)	(639,346)
Net Increase (Decrease) in Net Assets Resulting from Operations	(789,504)	4,036,078
Distributions
Total Distributions	(4,080,019)	(1,972,170)
Capital Share Transactions
Issued	2,160,521	4,223,125
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2020 Fund—Note G	27,887,495	—
Issued in Lieu of Cash Distributions	3,912,312	1,914,388
Redeemed	(4,605,732)	(14,716,058)
Net Increase (Decrease) from Capital Share Transactions	29,354,596	(8,578,545)
Total Increase (Decrease)	24,485,073	(6,514,637)
Net Assets
Beginning of Period	25,372,642	31,887,279
End of Period	49,857,715	25,372,642
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$36.04	$33.79	$32.24	$32.14	$31.19	$29.09
Investment Operations
Net Investment Income[1]	.413	.613	.713	.778	.729	.636
Capital Gain Distributions Received[1]	.043	.110	—	—	.002	.008
Net Realized and Unrealized Gain (Loss) on Investments	(.976)	3.680	1.987	.736	1.079	2.231
Total from Investment Operations	(.520)	4.403	2.700	1.514	1.810	2.875
Distributions
Dividends from Net Investment Income	(.789)	(.554)	(.789)	(.745)	(.631)	(.562)
Distributions from Realized Capital Gains	(5.281)	(1.599)	(.361)	(.669)	(.229)	(.213)
Total Distributions	(6.070)	(2.153)	(1.150)	(1.414)	(.860)	(.775)
Net Asset Value, End of Period	$29.45	$36.04	$33.79	$32.24	$32.14	$31.19
Total Return[2]	-2.30%	13.37%	8.51%	5.29%	5.87%	10.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49,858	$25,373	$31,887	$32,790	$33,114	$31,263
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.58%	1.73%	2.21%	2.51%	2.30%	2.15%
Portfolio Turnover Rate	13%[3]	5%	19%	13%	10%	9%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund
Notes to Financial Statements
Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Target Retirement 2020 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2020 Fund
C.	The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania. The Plaintiffs assert claims for breach of fiduciary duty, gross negligence, breach of the covenant of good faith and fair dealing, unjust enrichment, and violation of certain state consumer protection laws; they allege that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	39,372,587
Gross Unrealized Appreciation	11,344,139
Gross Unrealized Depreciation	(849,635)
Net Unrealized Appreciation (Depreciation)	10,494,504

Target Retirement 2020 Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	68,169	119,777
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2020 Fund—Note G	937,710	—
Issued in Lieu of Cash Distributions	126,122	55,911
Redeemed	(143,132)	(415,260)
Net Increase (Decrease) in Shares Outstanding	988,869	(239,572)
G.	On February 11, 2022, the Vanguard Target Retirement 2020 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2020 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 937,710,000 shares of Vanguard Target Retirement 2020 Fund for the 1,085,539,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $27,887,495,000, including $4,980,181,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2020 Fund's net assets of $23,510,659,000, resulting in combined net assets of $51,398,154,000 on February 11, 2022.
Assuming that the acquisition had been completed on October 1, 2021, the beginning of the fund's reporting period, the fund’s pro forma results of operations for the six months ended March 31, 2022, would be:
Amount ($000)
Net Investment Income	662,321
Realized Net Gain (Loss)	1,610,791
Change in Unrealized Appreciation (Depreciation)	(3,413,974)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,140,862)
Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Institutional Target Retirement 2020 Fund that have been included in the fund's Statement of Operations since February 11, 2022.

Target Retirement 2020 Fund
H.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	323,675	NA2	NA2	(24)	10	235	4	655,270
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,438,716	2,953,286	403,469	1,215	9,733	91,123	—	4,999,481
Vanguard Total Bond Market II Index Fund	7,722,582	9,010,968	821,790	(21,225)	(908,477)	87,167	21,282	14,982,058
Vanguard Total International Bond Index Fund	3,295,277	97,609	3,258,532	185,053	(319,407)	76,351	21,261	—
Vanguard Total International Bond II Index Fund	50,130	7,223,973	242,107	(3,690)	(362,636)	7,762	—	6,665,670
Vanguard Total International Stock Index Fund	4,681,722	3,859,224	477,709	77,522	758,943	78,591	—	8,899,702
Vanguard Total Stock Market Index Fund	6,855,100	3,800,537	1,328,726	772,513	3,547,211	65,786	—	13,646,635
Total	25,367,202	26,945,597[3]	6,532,333	1,011,364	2,725,377[3]	407,015	42,547	49,848,816
1	Includes $127,000,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
3	Includes securities of $22,801,785,000 and unrealized appreciation of $4,980,181,000 related to the acquisition of the Vanguard Institutional Target Retirement 2020 Fund. See Note G.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.

Target Retirement 2025 Fund
Underlying Vanguard Funds
As of March 31, 2022
Vanguard Total Stock Market Index Fund Institutional Plus Shares	34.7%
Vanguard Total Bond Market II Index Fund Investor Shares	27.6
Vanguard Total International Stock Index Fund Investor Shares	22.7
Vanguard Total International Bond II Index Fund Institutional Shares	12.2
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	2.8
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement 2025 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.7%)
U.S. Stock Fund (34.3%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	141,597,097	29,425,293
International Stock Fund (22.4%)
	Vanguard Total International Stock Index Fund Investor Shares	1,002,116,415	19,210,572
U.S. Bond Funds (29.9%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,259,459,260	23,340,214
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	93,258,754	2,371,570
			25,711,784
International Bond Fund (12.1%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	370,013,679	10,356,683
Total Investment Companies (Cost $64,128,434)			84,704,332
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 0.312% (Cost $1,120,377)	11,205,281	1,120,416
Total Investments (100.0%) (Cost $65,248,811)			85,824,748
Other Assets and Liabilities—Net (0.0%)			16,890
Net Assets (100%)			85,841,638
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Target Retirement 2025 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	4,132	507,720	(11,422)
E-mini S&P 500 Index	June 2022	2,780	629,774	46,966
				35,544

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $65,248,811)	85,824,748
Cash Collateral Pledged—Futures Contracts	39,975
Receivables for Accrued Income	84,764
Receivables for Capital Shares Issued	105,186
Total Assets	86,054,673
Liabilities
Payables for Investment Securities Purchased	119,894
Payables for Capital Shares Redeemed	85,104
Variation Margin Payable—Futures Contracts	8,037
Total Liabilities	213,035
Net Assets	85,841,638
At March 31, 2022, net assets consisted of:

Paid-in Capital	64,189,170
Total Distributable Earnings (Loss)	21,652,468
Net Assets	85,841,638

Net Assets
Applicable to 4,466,632,946 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	85,841,638
Net Asset Value Per Share	$19.22
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	597,965
Net Investment Income—Note B	597,965
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	64,833
Affiliated Funds Sold[1]	1,180,696
Futures Contracts	(38,087)
Realized Net Gain (Loss)	1,207,442
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(3,116,031)
Futures Contracts	46,481
Change in Unrealized Appreciation (Depreciation)	(3,069,550)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,264,143)
1	Includes $21,755,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	597,965	766,153
Realized Net Gain (Loss)	1,207,442	5,800,618
Change in Unrealized Appreciation (Depreciation)	(3,069,550)	633,334
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,264,143)	7,200,105
Distributions
Total Distributions	(5,793,135)	(2,094,825)
Capital Share Transactions
Issued	4,359,436	8,111,163
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2025 Fund—Note G	47,651,059	—
Issued in Lieu of Cash Distributions	5,596,270	2,045,136
Redeemed	(5,976,186)	(20,513,757)
Net Increase (Decrease) from Capital Share Transactions	51,630,579	(10,357,458)
Total Increase (Decrease)	44,573,301	(5,252,178)
Net Assets
Beginning of Period	41,268,337	46,520,515
End of Period	85,841,638	41,268,337
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$22.84	$20.56	$19.34	$19.02	$18.25	$16.77
Investment Operations
Net Investment Income[1]	.234	.362	.438	.464	.419	.380
Capital Gain Distributions Received[1]	.025	.063	—	—	.001	.004
Net Realized and Unrealized Gain (Loss) on Investments	(.568)	2.792	1.292	.390	.807	1.534
Total from Investment Operations	(.309)	3.217	1.730	.854	1.227	1.918
Distributions
Dividends from Net Investment Income	(.440)	(.356)	(.471)	(.434)	(.369)	(.327)
Distributions from Realized Capital Gains	(2.871)	(.581)	(.039)	(.100)	(.088)	(.111)
Total Distributions	(3.311)	(.937)	(.510)	(.534)	(.457)	(.438)
Net Asset Value, End of Period	$19.22	$22.84	$20.56	$19.34	$19.02	$18.25
Total Return[2]	-2.15%	15.93%	9.04%	4.89%	6.79%	11.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$85,842	$41,268	$46,521	$44,146	$41,860	$37,111
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.13%	0.13%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.27%	1.63%	2.25%	2.51%	2.24%	2.21%
Portfolio Turnover Rate	13%[3]	7%	21%	11%	8%	10%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund
Notes to Financial Statements
Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Target Retirement 2025 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2025 Fund
C.	The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania. The Plaintiffs assert claims for breach of fiduciary duty, gross negligence, breach of the covenant of good faith and fair dealing, unjust enrichment, and violation of certain state consumer protection laws; they allege that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	65,283,874
Gross Unrealized Appreciation	22,206,536
Gross Unrealized Depreciation	(1,630,118)
Net Unrealized Appreciation (Depreciation)	20,576,418

Target Retirement 2025 Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	213,039	366,167
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2025 Fund—Note G	2,456,240	—
Issued in Lieu of Cash Distributions	275,136	95,078
Redeemed	(284,722)	(917,408)
Net Increase (Decrease) in Shares Outstanding	2,659,693	(456,163)
G.	On February 11, 2022, the Vanguard Target Retirement 2025 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2025 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 2,456,240,000 shares of Vanguard Target Retirement 2025 Fund for the 1,719,634,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $47,651,059,000, including $9,248,285,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2025 Fund's net assets of $39,508,070,000, resulting in combined net assets of $87,159,129,000 on February 11, 2022.
Assuming that the acquisition had been completed on October 1, 2021, the beginning of the fund's reporting period, the fund’s pro forma results of operations for the six months ended March 31, 2022, would be:
Amount ($000)
Net Investment Income	993,439
Realized Net Gain (Loss)	1,799,815
Change in Unrealized Appreciation (Depreciation)	(4,601,940)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,808,686)
Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Institutional Target Retirement 2025 Fund that have been included in the fund's Statement of Operations since February 11, 2022.

Target Retirement 2025 Fund
H.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	507,273	NA2	NA2	(32)	18	392	7	1,120,416
Vanguard Short-Term Inflation-Protected Securities Index Fund	557,410	1,862,764	14,365	(206)	(34,033)	32,969	—	2,371,570
Vanguard Total Bond Market II Index Fund	11,690,158	14,227,983	1,085,282	(65,183)	(1,427,462)	133,837	32,849	23,340,214
Vanguard Total International Bond Index Fund	4,956,289	146,810	4,900,970	168,514	(370,643)	114,833	31,977	—
Vanguard Total International Bond II Index Fund	170,447	11,097,147	337,068	(8,827)	(565,016)	12,434	—	10,356,683
Vanguard Total International Stock Index Fund	9,440,163	9,092,542	442,378	51,525	1,068,720	164,140	—	19,210,572
Vanguard Total Stock Market Index Fund	13,918,557	8,881,147	1,869,986	1,034,905	7,460,670	139,360	—	29,425,293
Total	41,240,297	45,308,393[3]	8,650,049	1,180,696	6,132,254[3]	597,965	64,833	85,824,748
1	Includes $56,000,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
3	Includes securities of $38,263,930,000 and unrealized appreciation of $9,248,285,000 related to the acquisition of the Vanguard Institutional Target Retirement 2025 Fund. See Note G.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.

Target Retirement 2030 Fund
Underlying Vanguard Funds
As of March 31, 2022
Vanguard Total Stock Market Index Fund Institutional Plus Shares	39.9%
Vanguard Total International Stock Index Fund Investor Shares	25.9
Vanguard Total Bond Market II Index Fund Investor Shares	23.7
Vanguard Total International Bond II Index Fund Institutional Shares	10.5
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement 2030 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.7%)
U.S. Stock Fund (39.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	165,795,439	34,453,950
International Stock Fund (25.6%)
	Vanguard Total International Stock Index Fund Investor Shares	1,170,287,103	22,434,404
U.S. Bond Fund (23.4%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,983,549,565	20,490,067
International Bond Fund (10.3%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	323,029,120	9,041,585
Total Investment Companies (Cost $64,971,065)			86,420,006
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 0.312% (Cost $1,149,178)	11,493,330	1,149,218
Total Investments (100.0%) (Cost $66,120,243)			87,569,224
Other Assets and Liabilities—Net (0.0%)			(1,824)
Net Assets (100%)			87,567,400
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	4,294	527,625	(13,137)
E-mini S&P 500 Index	June 2022	2,768	627,056	46,208
				33,071

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $66,120,243)	87,569,224
Cash Collateral Pledged—Futures Contracts	40,095
Receivables for Accrued Income	54,605
Receivables for Capital Shares Issued	135,342
Total Assets	87,799,266
Liabilities
Payables for Investment Securities Purchased	133,406
Payables for Capital Shares Redeemed	90,503
Variation Margin Payable—Futures Contracts	7,957
Total Liabilities	231,866
Net Assets	87,567,400
At March 31, 2022, net assets consisted of:

Paid-in Capital	65,233,409
Total Distributable Earnings (Loss)	22,333,991
Net Assets	87,567,400

Net Assets
Applicable to 2,415,712,874 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	87,567,400
Net Asset Value Per Share	$36.25
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	533,839
Net Investment Income—Note B	533,839
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	51,080
Affiliated Funds Sold[1]	996,497
Futures Contracts	(39,868)
Realized Net Gain (Loss)	1,007,709
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(2,634,854)
Futures Contracts	43,043
Change in Unrealized Appreciation (Depreciation)	(2,591,811)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,050,263)
1	Includes $96,791,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	533,839	698,730
Realized Net Gain (Loss)	1,007,709	5,617,193
Change in Unrealized Appreciation (Depreciation)	(2,591,811)	1,194,562
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,050,263)	7,510,485
Distributions
Total Distributions	(5,575,104)	(1,152,250)
Capital Share Transactions
Issued	5,128,175	7,928,782
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2030 Fund—Note G	51,947,425	—
Issued in Lieu of Cash Distributions	5,417,389	1,130,251
Redeemed	(5,246,346)	(20,756,460)
Net Increase (Decrease) from Capital Share Transactions	57,246,643	(11,697,427)
Total Increase (Decrease)	50,621,276	(5,339,192)
Net Assets
Beginning of Period	36,946,124	42,285,316
End of Period	87,567,400	36,946,124
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.40	$37.63	$35.22	$34.74	$32.93	$29.77
Investment Operations
Net Investment Income[1]	.414	.679	.782	.830	.754	.683
Capital Gain Distributions Received[1]	.040	.098	—	—	.001	.006
Net Realized and Unrealized Gain (Loss) on Investments	(.857)	6.031	2.495	.486	1.744	3.167
Total from Investment Operations	(.403)	6.808	3.277	1.316	2.499	3.856
Distributions
Dividends from Net Investment Income	(.822)	(.661)	(.867)	(.767)	(.670)	(.576)
Distributions from Realized Capital Gains	(5.925)	(.377)	—	(.069)	(.019)	(.120)
Total Distributions	(6.747)	(1.038)	(.867)	(.836)	(.689)	(.696)
Net Asset Value, End of Period	$36.25	$43.40	$37.63	$35.22	$34.74	$32.93
Total Return[2]	-1.81%	18.29%	9.38%	4.15%	7.65%	13.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$87,567	$36,946	$42,285	$39,114	$35,913	$30,877
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.13%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.13%	1.62%	2.20%	2.46%	2.22%	2.21%
Portfolio Turnover Rate	12%[3]	6%	21%	8%	9%	9%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund
Notes to Financial Statements
Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Target Retirement 2030 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2030 Fund
C.	The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania. The Plaintiffs assert claims for breach of fiduciary duty, gross negligence, breach of the covenant of good faith and fair dealing, unjust enrichment, and violation of certain state consumer protection laws; they allege that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	66,180,014
Gross Unrealized Appreciation	23,154,445
Gross Unrealized Depreciation	(1,732,164)
Net Unrealized Appreciation (Depreciation)	21,422,281

Target Retirement 2030 Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	133,487	190,052
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2030 Fund—Note G	1,421,270	—
Issued in Lieu of Cash Distributions	140,931	27,921
Redeemed	(131,260)	(490,414)
Net Increase (Decrease) in Shares Outstanding	1,564,428	(272,441)
G.	On February 11, 2022, the Vanguard Target Retirement 2030 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2030 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 1,421,270,000 shares of Vanguard Target Retirement 2030 Fund for the 1,801,853,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $51,947,425,000, including $10,095,444,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2030 Fund's net assets of $36,054,289,000, resulting in combined net assets of $88,001,714,000 on February 11, 2022.
Assuming that the acquisition had been completed on October 1, 2021, the beginning of the fund's reporting period, the fund’s pro forma results of operations for the six months ended March 31, 2022, would be:
Amount ($000)
Net Investment Income	955,511
Realized Net Gain (Loss)	1,722,937
Change in Unrealized Appreciation (Depreciation)	(4,202,251)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,523,803)
Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Institutional Target Retirement 2030 Fund that have been included in the fund's Statement of Operations since February 11, 2022.

Target Retirement 2030 Fund
H.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	442,408	NA2	NA2	(26)	26	386	6	1,149,218
Vanguard Total Bond Market II Index Fund	8,672,543	13,740,312	611,676	(25,244)	(1,285,868)	107,887	26,906	20,490,067
Vanguard Total International Bond Index Fund	3,745,973	110,958	3,704,191	85,147	(237,887)	86,791	24,168	—
Vanguard Total International Bond II Index Fund	120,317	9,637,989	211,714	(7,482)	(497,525)	10,589	—	9,041,585
Vanguard Total International Stock Index Fund	9,686,493	12,041,576	328,623	34,971	999,987	172,161	—	22,434,404
Vanguard Total Stock Market Index Fund	14,260,086	12,366,334	1,563,458	909,131	8,481,857	156,025	—	34,453,950
Total	36,927,820	47,897,169[3]	6,419,662	996,497	7,460,590[3]	533,839	51,080	87,569,224
1	Includes $224,000,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
3	Includes securities of $41,680,507,000 and unrealized appreciation of $10,095,444,000 related to the acquisition of the Vanguard Institutional Target Retirement 2030 Fund. See Note G.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.

Target Retirement 2035 Fund
Underlying Vanguard Funds
As of March 31, 2022
Vanguard Total Stock Market Index Fund Institutional Plus Shares	44.2%
Vanguard Total International Stock Index Fund Investor Shares	29.0
Vanguard Total Bond Market II Index Fund Investor Shares	18.6
Vanguard Total International Bond II Index Fund Institutional Shares	8.2
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement 2035 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.6%)
U.S. Stock Fund (43.6%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	178,426,153	37,078,739
International Stock Fund (28.6%)
	Vanguard Total International Stock Index Fund Investor Shares	1,266,063,221	24,270,431
U.S. Bond Fund (18.3%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,507,681,162	15,574,346
International Bond Fund (8.1%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	246,976,370	6,912,869
Total Investment Companies (Cost $59,862,879)			83,836,385
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[1]	Vanguard Market Liquidity Fund, 0.312% (Cost $1,143,493)	11,436,560	1,143,542
Total Investments (100.0%) (Cost $61,006,372)			84,979,927
Other Assets and Liabilities—Net (0.0%)			10,192
Net Assets (100%)			84,990,119
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	4,446	546,302	(13,328)
E-mini S&P 500 Index	June 2022	2,688	608,933	42,122
				28,794

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $61,006,372)	84,979,927
Cash Collateral Pledged—Futures Contracts	39,375
Receivables for Accrued Income	41,443
Receivables for Capital Shares Issued	128,061
Total Assets	85,188,806
Liabilities
Payables for Investment Securities Purchased	120,959
Payables for Capital Shares Redeemed	70,070
Variation Margin Payable—Futures Contracts	7,658
Total Liabilities	198,687
Net Assets	84,990,119
At March 31, 2022, net assets consisted of:

Paid-in Capital	60,150,656
Total Distributable Earnings (Loss)	24,839,463
Net Assets	84,990,119

Net Assets
Applicable to 3,778,287,442 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	84,990,119
Net Asset Value Per Share	$22.49
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	527,446
Net Investment Income—Note B	527,446
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	40,037
Affiliated Funds Sold[1]	980,173
Futures Contracts	(40,257)
Realized Net Gain (Loss)	979,953
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(2,320,798)
Futures Contracts	39,454
Change in Unrealized Appreciation (Depreciation)	(2,281,344)
Net Increase (Decrease) in Net Assets Resulting from Operations	(773,945)
1	Includes $40,276,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	527,446	699,119
Realized Net Gain (Loss)	979,953	5,301,721
Change in Unrealized Appreciation (Depreciation)	(2,281,344)	2,161,487
Net Increase (Decrease) in Net Assets Resulting from Operations	(773,945)	8,162,327
Distributions
Total Distributions	(6,285,059)	(1,093,220)
Capital Share Transactions
Issued	4,846,572	6,946,551
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2035 Fund—Note G	47,857,993	—
Issued in Lieu of Cash Distributions	6,115,955	1,072,459
Redeemed	(4,593,276)	(17,862,848)
Net Increase (Decrease) from Capital Share Transactions	54,227,244	(9,843,838)
Total Increase (Decrease)	47,168,240	(2,774,731)
Net Assets
Beginning of Period	37,821,879	40,596,610
End of Period	84,990,119	37,821,879
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$27.25	$23.16	$21.60	$21.46	$20.20	$18.09
Investment Operations
Net Investment Income[1]	.255	.430	.470	.500	.459	.418
Capital Gain Distributions Received[1]	.019	.046	—	—	.001	.003
Net Realized and Unrealized Gain (Loss) on Investments	(.381)	4.244	1.614	.146	1.243	2.180
Total from Investment Operations	(.107)	4.720	2.084	.646	1.703	2.601
Distributions
Dividends from Net Investment Income	(.559)	(.409)	(.524)	(.464)	(.410)	(.356)
Distributions from Realized Capital Gains	(4.094)	(.221)	—	(.042)	(.033)	(.135)
Total Distributions	(4.653)	(.630)	(.524)	(.506)	(.443)	(.491)
Net Asset Value, End of Period	$22.49	$27.25	$23.16	$21.60	$21.46	$20.20
Total Return[2]	-1.37%	20.60%	9.71%	3.37%	8.51%	14.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84,990	$37,822	$40,597	$37,126	$34,522	$29,798
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.11%	1.64%	2.15%	2.42%	2.19%	2.22%
Portfolio Turnover Rate	10%[3]	6%	18%	7%	8%	9%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund
Notes to Financial Statements
Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Target Retirement 2035 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2035 Fund
C.	The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania. The Plaintiffs assert claims for breach of fiduciary duty, gross negligence, breach of the covenant of good faith and fair dealing, unjust enrichment, and violation of certain state consumer protection laws; they allege that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	61,055,880
Gross Unrealized Appreciation	25,365,234
Gross Unrealized Depreciation	(1,412,393)
Net Unrealized Appreciation (Depreciation)	23,952,841

Target Retirement 2035 Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	203,553	266,598
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2035 Fund—Note G	2,113,869	—
Issued in Lieu of Cash Distributions	256,327	42,592
Redeemed	(183,334)	(674,526)
Net Increase (Decrease) in Shares Outstanding	2,390,415	(365,336)
G.	On February 11, 2022, the Vanguard Target Retirement 2035 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2035 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 2,113,869,000 shares of Vanguard Target Retirement 2035 Fund for the 1,603,283,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $47,857,993,000, including $10,559,260,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2035 Fund's net assets of $37,004,381,000, resulting in combined net assets of $84,862,374,000 on February 11, 2022.
Assuming that the acquisition had been completed on October 1, 2021, the beginning of the fund's reporting period, the fund’s pro forma results of operations for the six months ended March 31, 2022, would be:
Amount ($000)
Net Investment Income	925,780
Realized Net Gain (Loss)	1,614,114
Change in Unrealized Appreciation (Depreciation)	(3,612,099)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,072,205)
Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Institutional Target Retirement 2035 Fund that have been included in the fund's Statement of Operations since February 11, 2022.

Target Retirement 2035 Fund
H.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	481,838	NA2	NA2	(32)	30	391	8	1,143,542
Vanguard Total Bond Market II Index Fund	6,917,620	10,047,296	384,109	(17,975)	(988,486)	83,941	20,847	15,574,346
Vanguard Total International Bond Index Fund	2,973,117	88,066	2,939,753	42,285	(163,715)	68,885	19,182	—
Vanguard Total International Bond II Index Fund	98,499	7,293,868	101,719	(2,587)	(375,192)	8,068	—	6,912,869
Vanguard Total International Stock Index Fund	11,063,975	12,462,202	234,965	25,610	953,609	194,359	—	24,270,431
Vanguard Total Stock Market Index Fund	16,292,315	12,611,331	1,569,995	932,872	8,812,216	171,802	—	37,078,739
Total	37,827,364	42,502,763[3]	5,230,541	980,173	8,238,462[3]	527,446	40,037	84,979,927
1	Includes $82,000,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
3	Includes securities of $37,134,712,000 and unrealized appreciation of $10,559,260,000 related to the acquisition of the Vanguard Institutional Target Retirement 2035 Fund. See Note G.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s acquired fund fees and expenses were below the average expense ratios charged by funds in its respective peer group. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangements with the Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Target Retirement Income Fund, Vanguard Target Retirement 2015 Fund, Vanguard Target Retirement 2020 Fund, Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2030 Fund, and Vanguard Target Retirement 2035 Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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Q3082 052022

Semiannual Report  |  March 31, 2022
Vanguard Target Retirement Funds
Vanguard Target Retirement 2040 Fund
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2060 Fund
Vanguard Target Retirement 2065 Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2022
	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Target Retirement 2040 Fund	$1,000.00	$ 990.70	$0.55
Target Retirement 2045 Fund	$1,000.00	$ 995.10	$0.60
Target Retirement 2050 Fund	$1,000.00	$ 996.60	$0.60
Target Retirement 2055 Fund	$1,000.00	$ 996.40	$0.55
Target Retirement 2060 Fund	$1,000.00	$ 996.50	$0.60
Target Retirement 2065 Fund	$1,000.00	$ 997.10	$0.60
Based on Hypothetical 5% Yearly Return
Target Retirement 2040 Fund	$1,000.00	$1,024.38	$0.56
Target Retirement 2045 Fund	$1,000.00	$1,024.33	$0.61
Target Retirement 2050 Fund	$1,000.00	$1,024.33	$0.61
Target Retirement 2055 Fund	$1,000.00	$1,024.38	$0.56
Target Retirement 2060 Fund	$1,000.00	$1,024.33	$0.61
Target Retirement 2065 Fund	$1,000.00	$1,024.33	$0.61
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.11%, 0.12%, 0.12%, 0.11%, 0.12%, and 0.12%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Target Retirement 2040 Fund
Underlying Vanguard Funds
As of March 31, 2022
Vanguard Total Stock Market Index Fund Institutional Plus Shares	48.6%
Vanguard Total International Stock Index Fund Investor Shares	31.8
Vanguard Total Bond Market II Index Fund Investor Shares	13.6
Vanguard Total International Bond II Index Fund Institutional Shares	6.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Target Retirement 2040 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.6%)
U.S. Stock Fund (48.0%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	169,707,502	35,266,916
International Stock Fund (31.4%)
	Vanguard Total International Stock Index Fund Investor Shares	1,203,564,664	23,072,335
U.S. Bond Fund (13.3%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	951,024,985	9,824,088
International Bond Fund (5.9%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	154,949,767	4,337,044
Total Investment Companies (Cost $51,124,641)			72,500,383
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[1]	Vanguard Market Liquidity Fund, 0.312% (Cost $1,002,866)	10,030,066	1,002,906
Total Investments (100.0%) (Cost $52,127,507)			73,503,289
Other Assets and Liabilities—Net (0.0%)			4,683
Net Assets (100%)			73,507,972
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	3,730	458,324	(10,931)
E-mini S&P 500 Index	June 2022	2,468	559,094	41,695
				30,764

See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement 2040 Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $52,127,507)	73,503,289
Cash Collateral Pledged—Futures Contracts	35,585
Receivables for Accrued Income	26,130
Receivables for Capital Shares Issued	107,376
Total Assets	73,672,380
Liabilities
Payables for Investment Securities Purchased	96,889
Payables for Capital Shares Redeemed	60,400
Variation Margin Payable—Futures Contracts	7,119
Total Liabilities	164,408
Net Assets	73,507,972
At March 31, 2022, net assets consisted of:

Paid-in Capital	51,417,476
Total Distributable Earnings (Loss)	22,090,496
Net Assets	73,507,972

Net Assets
Applicable to 1,853,997,774 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	73,507,972
Net Asset Value Per Share	$39.65
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement 2040 Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	419,976
Net Investment Income—Note B	419,976
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	23,578
Affiliated Funds Sold[1]	821,365
Futures Contracts	(33,034)
Realized Net Gain (Loss)	811,909
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(1,703,469)
Futures Contracts	38,985
Change in Unrealized Appreciation (Depreciation)	(1,664,484)
Net Increase (Decrease) in Net Assets Resulting from Operations	(432,599)
1	Includes $80,178,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Target Retirement 2040 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	419,976	560,421
Realized Net Gain (Loss)	811,909	4,288,893
Change in Unrealized Appreciation (Depreciation)	(1,664,484)	2,372,175
Net Increase (Decrease) in Net Assets Resulting from Operations	(432,599)	7,221,489
Distributions
Total Distributions	(5,068,358)	(727,664)
Capital Share Transactions
Issued	4,363,760	5,959,146
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2040 Fund—Note G	44,528,150	—
Issued in Lieu of Cash Distributions	4,930,721	714,460
Redeemed	(3,897,403)	(16,488,112)
Net Increase (Decrease) from Capital Share Transactions	49,925,228	(9,814,506)
Total Increase (Decrease)	44,424,271	(3,320,681)
Net Assets
Beginning of Period	29,083,701	32,404,382
End of Period	73,507,972	29,083,701
See accompanying Notes, which are an integral part of the Financial Statements.
7

Target Retirement 2040 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$48.29	$40.07	$37.27	$37.26	$34.73	$30.59
Investment Operations
Net Investment Income[1]	.440	.764	.799	.850	.786	.718
Capital Gain Distributions Received[1]	.025	.057	—	—	.001	.003
Net Realized and Unrealized Gain (Loss) on Investments	(.413)	8.312	2.892	(.005)	2.441	4.143
Total from Investment Operations	.052	9.133	3.691	.845	3.228	4.864
Distributions
Dividends from Net Investment Income	(1.003)	(.719)	(.891)	(.779)	(.684)	(.599)
Distributions from Realized Capital Gains	(7.689)	(.194)	—	(.056)	(.014)	(.125)
Total Distributions	(8.692)	(.913)	(.891)	(.835)	(.698)	(.724)
Net Asset Value, End of Period	$39.65	$48.29	$40.07	$37.27	$37.26	$34.73
Total Return[2]	-0.93%	23.00%	9.96%	2.63%	9.37%	16.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$73,508	$29,084	$32,404	$29,043	$26,445	$22,324
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.07%	1.66%	2.12%	2.38%	2.17%	2.23%
Portfolio Turnover Rate	8% [3]	5%	13%	5%	8%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Target Retirement 2040 Fund
Notes to Financial Statements
Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9

Target Retirement 2040 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
10

Target Retirement 2040 Fund
C.	The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania. The Plaintiffs assert claims for breach of fiduciary duty, gross negligence, breach of the covenant of good faith and fair dealing, unjust enrichment, and violation of certain state consumer protection laws; they allege that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	52,166,783
Gross Unrealized Appreciation	22,401,415
Gross Unrealized Depreciation	(1,034,145)
Net Unrealized Appreciation (Depreciation)	21,367,270
11

Target Retirement 2040 Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	104,075	129,901
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2040 Fund—Note G	1,117,955	—
Issued in Lieu of Cash Distributions	117,203	16,168
Redeemed	(87,545)	(352,464)
Net Increase (Decrease) in Shares Outstanding	1,251,688	(206,395)
G.	On February 11, 2022, the Vanguard Target Retirement 2040 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2040 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 1,117,955,000 shares of Vanguard Target Retirement 2040 Fund for the 1,441,507,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $44,528,150,000, including $10,288,799,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2040 Fund's net assets of $28,598,081,000, resulting in combined net assets of $73,126,231,000 on February 11, 2022.
Assuming that the acquisition had been completed on October 1, 2021, the beginning of the fund's reporting period, the fund’s pro forma results of operations for the six months ended March 31, 2022, would be:
Amount ($000)
Net Investment Income	799,786
Realized Net Gain (Loss)	1,468,425
Change in Unrealized Appreciation (Depreciation)	(2,844,558)
Net Increase (Decrease) in Net Assets Resulting from Operations	(576,347)
Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Institutional Target Retirement 2040 Fund that have been included in the fund's Statement of Operations since February 11, 2022.
12

Target Retirement 2040 Fund
H.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	377,033	NA [2]	NA [2]	(27)	25	335	6	1,002,906
Vanguard Total Bond Market II Index Fund	3,750,603	6,877,945	181,206	(6,360)	(616,894)	49,109	12,425	9,824,088
Vanguard Total International Bond Index Fund	1,727,758	51,177	1,708,369	5,831	(76,397)	40,031	11,147	—
Vanguard Total International Bond II Index Fund	11,835	4,658,934	94,177	(1,163)	(238,385)	4,802	—	4,337,044
Vanguard Total International Stock Index Fund	9,386,478	12,957,301	224,845	29,491	923,910	168,620	—	23,072,335
Vanguard Total Stock Market Index Fund	13,835,372	13,332,900	1,288,020	793,593	8,593,071	157,079	—	35,266,916
Total	29,089,079	37,878,257 [3]	3,496,617	821,365	8,585,330 [3]	419,976	23,578	73,503,289
1	Includes $152,000,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
3	Includes securities of $34,102,998,000 and unrealized appreciation of $10,288,799,000 related to the acquisition of the Vanguard Institutional Target Retirement 2040 Fund. See Note G.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
13

Target Retirement 2045 Fund
Underlying Vanguard Funds
As of March 31, 2022
Vanguard Total Stock Market Index Fund Institutional Plus Shares	53.2%
Vanguard Total International Stock Index Fund Investor Shares	34.7
Vanguard Total Bond Market II Index Fund Investor Shares	8.4
Vanguard Total International Bond II Index Fund Institutional Shares	3.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
14

Target Retirement 2045 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.6%)
U.S. Stock Fund (52.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	172,106,086	35,765,366
International Stock Fund (34.2%)
	Vanguard Total International Stock Index Fund Investor Shares	1,218,036,341	23,349,757
U.S. Bond Fund (8.3%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	544,701,851	5,626,770
International Bond Fund (3.7%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	89,442,414	2,503,493
Total Investment Companies (Cost $45,368,616)			67,245,386
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[1]	Vanguard Market Liquidity Fund, 0.312% (Cost $980,353)	9,804,854	980,387
Total Investments (100.0%) (Cost $46,348,969)			68,225,773
Other Assets and Liabilities—Net (0.0%)			15,241
Net Assets (100%)			68,241,014
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	3,627	445,668	(10,789)
E-mini S&P 500 Index	June 2022	2,380	539,159	40,208
				29,419

See accompanying Notes, which are an integral part of the Financial Statements.
15

Target Retirement 2045 Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $46,348,969)	68,225,773
Cash Collateral Pledged—Futures Contracts	34,370
Receivables for Accrued Income	14,953
Receivables for Capital Shares Issued	93,298
Total Assets	68,368,394
Liabilities
Payables for Investment Securities Purchased	61,927
Payables for Capital Shares Redeemed	58,595
Variation Margin Payable—Futures Contracts	6,858
Total Liabilities	127,380
Net Assets	68,241,014
At March 31, 2022, net assets consisted of:

Paid-in Capital	45,689,168
Total Distributable Earnings (Loss)	22,551,846
Net Assets	68,241,014

Net Assets
Applicable to 2,549,443,598 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	68,241,014
Net Asset Value Per Share	$26.77
See accompanying Notes, which are an integral part of the Financial Statements.
16

Target Retirement 2045 Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	398,751
Net Investment Income—Note B	398,751
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	13,579
Affiliated Funds Sold[1]	750,772
Futures Contracts	(31,845)
Realized Net Gain (Loss)	732,506
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(1,366,161)
Futures Contracts	37,513
Change in Unrealized Appreciation (Depreciation)	(1,328,648)
Net Increase (Decrease) in Net Assets Resulting from Operations	(197,391)
1	Includes $35,883,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Target Retirement 2045 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	398,751	545,625
Realized Net Gain (Loss)	732,506	3,178,010
Change in Unrealized Appreciation (Depreciation)	(1,328,648)	3,760,162
Net Increase (Decrease) in Net Assets Resulting from Operations	(197,391)	7,483,797
Distributions
Total Distributions	(3,956,957)	(634,587)
Capital Share Transactions
Issued	4,086,260	5,370,565
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2045 Fund—Note G	38,974,576	—
Issued in Lieu of Cash Distributions	3,853,831	623,462
Redeemed	(3,437,357)	(14,130,579)
Net Increase (Decrease) from Capital Share Transactions	43,477,310	(8,136,552)
Total Increase (Decrease)	39,322,962	(1,287,342)
Net Assets
Beginning of Period	28,918,052	30,205,394
End of Period	68,241,014	28,918,052
See accompanying Notes, which are an integral part of the Financial Statements.
18

Target Retirement 2045 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$31.04	$25.22	$23.38	$23.49	$21.80	$19.12
Investment Operations
Net Investment Income[1]	.289	.495	.492	.527	.492	.450
Capital Gain Distributions Received[1]	.010	.020	—	—	—	.001
Net Realized and Unrealized Gain (Loss) on Investments	(.198)	5.840	1.900	(.128)	1.636	2.696
Total from Investment Operations	.101	6.355	2.392	.399	2.128	3.147
Distributions
Dividends from Net Investment Income	(.629)	(.452)	(.552)	(.483)	(.428)	(.375)
Distributions from Realized Capital Gains	(3.742)	(.083)	—	(.026)	(.010)	(.092)
Total Distributions	(4.371)	(.535)	(.552)	(.509)	(.438)	(.467)
Net Asset Value, End of Period	$26.77	$31.04	$25.22	$23.38	$23.49	$21.80
Total Return[2]	-0.49%	25.42%	10.27%	2.06%	9.85%	16.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$68,241	$28,918	$30,205	$26,670	$24,330	$20,413
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.04%	1.68%	2.08%	2.35%	2.16%	2.23%
Portfolio Turnover Rate	6% [3]	4%	9%	4%	7%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Target Retirement 2045 Fund
Notes to Financial Statements
Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
20

Target Retirement 2045 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
21

Target Retirement 2045 Fund
C.	The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania. The Plaintiffs assert claims for breach of fiduciary duty, gross negligence, breach of the covenant of good faith and fair dealing, unjust enrichment, and violation of certain state consumer protection laws; they allege that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	46,388,889
Gross Unrealized Appreciation	22,600,344
Gross Unrealized Depreciation	(734,041)
Net Unrealized Appreciation (Depreciation)	21,866,303
22

Target Retirement 2045 Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	146,790	182,983
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2045 Fund—Note G	1,452,108	—
Issued in Lieu of Cash Distributions	135,603	22,156
Redeemed	(116,813)	(471,180)
Net Increase (Decrease) in Shares Outstanding	1,617,688	(266,041)
G.	On February 11, 2022, the Vanguard Target Retirement 2045 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2045 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 1,452,108,000 shares of Vanguard Target Retirement 2045 Fund for the 1,222,157,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $38,974,576,000, including $9,546,130,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2045 Fund's net assets of $28,598,689,000, resulting in combined net assets of $67,573,265,000 on February 11, 2022.
Assuming that the acquisition had been completed on October 1, 2021, the beginning of the fund's reporting period, the fund’s pro forma results of operations for the six months ended March 31, 2022, would be:
Amount ($000)
Net Investment Income	739,042
Realized Net Gain (Loss)	1,248,574
Change in Unrealized Appreciation (Depreciation)	(2,215,879)
Net Increase (Decrease) in Net Assets Resulting from Operations	(228,263)
Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Institutional Target Retirement 2045 Fund that have been included in the fund's Statement of Operations since February 11, 2022.
23

Target Retirement 2045 Fund
H.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	379,111	NA [2]	NA [2]	(33)	20	336	7	980,387
Vanguard Total Bond Market II Index Fund	2,281,018	3,866,415	163,665	(9,498)	(347,500)	28,824	7,258	5,626,770
Vanguard Total International Bond Index Fund	978,617	28,988	967,635	9,589	(49,559)	22,674	6,314	—
Vanguard Total International Bond II Index Fund	4,357	2,649,295	15,311	(353)	(134,495)	2,775	—	2,503,493
Vanguard Total International Stock Index Fund	10,214,133	12,620,034	175,645	18,564	672,671	180,908	—	23,349,757
Vanguard Total Stock Market Index Fund	15,071,266	13,094,311	1,171,546	732,503	8,038,832	163,234	—	35,765,366
Total	28,928,502	32,259,043 [3]	2,493,802	750,772	8,179,969 [3]	398,751	13,579	68,225,773
1	Includes $61,000,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
3	Includes securities of $29,308,528,000 and unrealized appreciation of $9,546,130,000 related to the acquisition of the Vanguard Institutional Target Retirement 2045 Fund. See Note G.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
24

Target Retirement 2050 Fund
Underlying Vanguard Funds
As of March 31, 2022
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.7%
Vanguard Total International Stock Index Fund Investor Shares	35.7
Vanguard Total Bond Market II Index Fund Investor Shares	6.6
Vanguard Total International Bond II Index Fund Institutional Shares	3.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
25

Target Retirement 2050 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.5%)
U.S. Stock Fund (53.9%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	140,201,941	29,135,366
International Stock Fund (35.2%)
	Vanguard Total International Stock Index Fund Investor Shares	991,478,839	19,006,649
U.S. Bond Fund (6.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	338,781,044	3,499,608
International Bond Fund (2.9%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	56,414,238	1,579,034
Total Investment Companies (Cost $37,257,104)			53,220,657
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[1]	Vanguard Market Liquidity Fund, 0.312% (Cost $784,711)	7,848,288	784,750
Total Investments (99.9%) (Cost $38,041,815)			54,005,407
Other Assets and Liabilities—Net (0.1%)			31,429
Net Assets (100%)			54,036,836
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	2,948	362,235	(8,323)
E-mini S&P 500 Index	June 2022	1,936	438,577	32,708
				24,385

See accompanying Notes, which are an integral part of the Financial Statements.
26

Target Retirement 2050 Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $38,041,815)	54,005,407
Cash Collateral Pledged—Futures Contracts	27,953
Receivables for Accrued Income	9,330
Receivables for Capital Shares Issued	86,932
Total Assets	54,129,622
Liabilities
Payables for Investment Securities Purchased	40,985
Payables for Capital Shares Redeemed	46,222
Variation Margin Payable—Futures Contracts	5,579
Total Liabilities	92,786
Net Assets	54,036,836
At March 31, 2022, net assets consisted of:

Paid-in Capital	37,701,268
Total Distributable Earnings (Loss)	16,335,568
Net Assets	54,036,836

Net Assets
Applicable to 1,221,287,348 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	54,036,836
Net Asset Value Per Share	$44.25
See accompanying Notes, which are an integral part of the Financial Statements.
27

Target Retirement 2050 Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	304,571
Net Investment Income—Note B	304,571
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	8,607
Affiliated Funds Sold[1]	379,052
Futures Contracts	(27,181)
Realized Net Gain (Loss)	360,478
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(793,572)
Futures Contracts	30,520
Change in Unrealized Appreciation (Depreciation)	(763,052)
Net Increase (Decrease) in Net Assets Resulting from Operations	(98,003)
1	Includes $36,926,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Target Retirement 2050 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	304,571	414,923
Realized Net Gain (Loss)	360,478	1,954,618
Change in Unrealized Appreciation (Depreciation)	(763,052)	3,387,709
Net Increase (Decrease) in Net Assets Resulting from Operations	(98,003)	5,757,250
Distributions
Total Distributions	(2,514,988)	(470,654)
Capital Share Transactions
Issued	3,779,765	4,982,608
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2050 Fund—Note G	31,731,807	—
Issued in Lieu of Cash Distributions	2,439,402	460,885
Redeemed	(2,884,383)	(12,125,498)
Net Increase (Decrease) from Capital Share Transactions	35,066,591	(6,682,005)
Total Increase (Decrease)	32,453,600	(1,395,409)
Net Assets
Beginning of Period	21,583,236	22,978,645
End of Period	54,036,836	21,583,236
See accompanying Notes, which are an integral part of the Financial Statements.
29

Target Retirement 2050 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$50.09	$40.60	$37.63	$37.80	$35.07	$30.63
Investment Operations
Net Investment Income[1]	.471	.798	.793	.851	.794	.727
Capital Gain Distributions Received[1]	.013	.031	—	—	.001	.002
Net Realized and Unrealized Gain (Loss) on Investments	(.305)	9.498	3.053	(.204)	2.629	4.332
Total from Investment Operations	.179	10.327	3.846	.647	3.424	5.061
Distributions
Dividends from Net Investment Income	(1.026)	(.741)	(.876)	(.789)	(.684)	(.587)
Distributions from Realized Capital Gains	(4.993)	(.096)	—	(.028)	(.010)	(.034)
Total Distributions	(6.019)	(.837)	(.876)	(.817)	(.694)	(.621)
Net Asset Value, End of Period	$44.25	$50.09	$40.60	$37.63	$37.80	$35.07
Total Return[2]	-0.34%	25.65%	10.26%	2.07%	9.84%	16.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54,037	$21,583	$22,979	$19,470	$16,804	$13,407
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.03%	1.68%	2.08%	2.36%	2.16%	2.24%
Portfolio Turnover Rate	5% [3]	4%	9%	3%	7%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Target Retirement 2050 Fund
Notes to Financial Statements
Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
31

Target Retirement 2050 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Target Retirement 2050 Fund
C.	The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania. The Plaintiffs assert claims for breach of fiduciary duty, gross negligence, breach of the covenant of good faith and fair dealing, unjust enrichment, and violation of certain state consumer protection laws; they allege that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	38,069,237
Gross Unrealized Appreciation	16,496,819
Gross Unrealized Depreciation	(536,264)
Net Unrealized Appreciation (Depreciation)	15,960,555
33

Target Retirement 2050 Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	82,575	105,418
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2050 Fund—Note G	715,647	—
Issued in Lieu of Cash Distributions	51,935	10,161
Redeemed	(59,777)	(250,603)
Net Increase (Decrease) in Shares Outstanding	790,380	(135,024)
G.	On February 11, 2022, the Vanguard Target Retirement 2050 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2050 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 715,647,000 shares of Vanguard Target Retirement 2050 Fund for the 990,381,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $31,731,807,000, including $7,205,789,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2050 Fund's net assets of $21,438,369,000, resulting in combined net assets of $53,170,176,000 on February 11, 2022.
Assuming that the acquisition had been completed on October 1, 2021, the beginning of the fund's reporting period, the fund’s pro forma results of operations for the six months ended March 31, 2022, would be:
Amount ($000)
Net Investment Income	586,604
Realized Net Gain (Loss)	807,577
Change in Unrealized Appreciation (Depreciation)	(1,491,196)
Net Increase (Decrease) in Net Assets Resulting from Operations	(97,015)
Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Institutional Target Retirement 2050 Fund that have been included in the fund's Statement of Operations since February 11, 2022.
34

Target Retirement 2050 Fund
H.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	276,963	NA [2]	NA [2]	(20)	16	261	5	784,750
Vanguard Total Bond Market II Index Fund	1,352,429	2,488,095	131,827	(6,197)	(202,892)	17,483	4,449	3,499,608
Vanguard Total International Bond Index Fund	643,715	19,067	636,497	7,370	(33,655)	14,914	4,153	—
Vanguard Total International Bond II Index Fund	17,593	1,693,783	46,860	(1,019)	(84,463)	1,804	—	1,579,034
Vanguard Total International Stock Index Fund	7,790,535	10,869,929	96,280	13,534	428,931	139,803	—	19,006,649
Vanguard Total Stock Market Index Fund	11,498,459	11,732,086	764,843	365,384	6,304,280	130,306	—	29,135,366
Total	21,579,694	26,802,960 [3]	1,676,307	379,052	6,412,217 [3]	304,571	8,607	54,005,407
1	Includes $62,000,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
3	Includes securities of $24,422,950,000 and unrealized appreciation of $7,205,789,000 related to the acquisition of the Vanguard Institutional Target Retirement 2050 Fund. See Note G.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
35

Target Retirement 2055 Fund
Underlying Vanguard Funds
As of March 31, 2022
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.4%
Vanguard Total International Stock Index Fund Investor Shares	36.0
Vanguard Total Bond Market II Index Fund Investor Shares	6.6
Vanguard Total International Bond II Index Fund Institutional Shares	3.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
36

Target Retirement 2055 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.3%)
U.S. Stock Fund (53.5%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	83,739,532	17,401,912
International Stock Fund (35.4%)
	Vanguard Total International Stock Index Fund Investor Shares	600,297,778	11,507,708
U.S. Bond Fund (6.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	204,753,093	2,115,100
International Bond Fund (2.9%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	33,625,964	941,191
Total Investment Companies (Cost $24,131,216)			31,965,911
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[1]	Vanguard Market Liquidity Fund, 0.312% (Cost $512,919)	5,129,999	512,948
Total Investments (99.9%) (Cost $24,644,135)			32,478,859
Other Assets and Liabilities—Net (0.1%)			18,167
Net Assets (100%)			32,497,026
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	1,841	226,213	(4,936)
E-mini S&P 500 Index	June 2022	1,266	286,796	21,388
				16,452

See accompanying Notes, which are an integral part of the Financial Statements.
37

Target Retirement 2055 Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $24,644,135)	32,478,859
Cash Collateral Pledged—Futures Contracts	18,139
Receivables for Accrued Income	5,622
Receivables for Capital Shares Issued	73,359
Total Assets	32,575,979
Liabilities
Payables for Investment Securities Purchased	48,930
Payables for Capital Shares Redeemed	26,353
Variation Margin Payable—Futures Contracts	3,670
Total Liabilities	78,953
Net Assets	32,497,026
At March 31, 2022, net assets consisted of:

Paid-in Capital	24,502,885
Total Distributable Earnings (Loss)	7,994,141
Net Assets	32,497,026

Net Assets
Applicable to 659,786,870 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,497,026
Net Asset Value Per Share	$49.25
See accompanying Notes, which are an integral part of the Financial Statements.
38

Target Retirement 2055 Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	179,037
Net Investment Income—Note B	179,037
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	4,933
Affiliated Funds Sold[1]	129,784
Futures Contracts	(16,218)
Realized Net Gain (Loss)	118,499
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(375,607)
Futures Contracts	19,969
Change in Unrealized Appreciation (Depreciation)	(355,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	(58,102)
1	Includes $9,356,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
39

Target Retirement 2055 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	179,037	237,123
Realized Net Gain (Loss)	118,499	883,852
Change in Unrealized Appreciation (Depreciation)	(355,638)	2,135,918
Net Increase (Decrease) in Net Assets Resulting from Operations	(58,102)	3,256,893
Distributions
Total Distributions	(1,181,452)	(263,084)
Capital Share Transactions
Issued	2,758,100	3,618,989
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2055 Fund—Note G	19,001,359	—
Issued in Lieu of Cash Distributions	1,145,310	258,127
Redeemed	(1,684,656)	(7,255,587)
Net Increase (Decrease) from Capital Share Transactions	21,220,113	(3,378,471)
Total Increase (Decrease)	19,980,559	(384,662)
Net Assets
Beginning of Period	12,516,467	12,901,129
End of Period	32,497,026	12,516,467
See accompanying Notes, which are an integral part of the Financial Statements.
40

Target Retirement 2055 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$54.38	$44.08	$40.84	$40.95	$37.98	$33.15
Investment Operations
Net Investment Income[1]	.517	.868	.862	.929	.868	.796
Capital Gain Distributions Received[1]	.014	.034	—	—	.001	.002
Net Realized and Unrealized Gain (Loss) on Investments	(.422)	10.295	3.307	(.209)	2.819	4.688
Total from Investment Operations	.109	11.197	4.169	.720	3.688	5.486
Distributions
Dividends from Net Investment Income	(1.099)	(.791)	(.929)	(.830)	(.718)	(.654)
Distributions from Realized Capital Gains	(4.140)	(.106)	—	—	—	(.002)
Total Distributions	(5.239)	(.897)	(.929)	(.830)	(.718)	(.656)
Net Asset Value, End of Period	$49.25	$54.38	$44.08	$40.84	$40.95	$37.98
Total Return[2]	-0.36%	25.61%	10.25%	2.09%	9.79%	16.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,497	$12,516	$12,901	$10,202	$8,011	$5,600
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.02%	1.68%	2.09%	2.37%	2.18%	2.26%
Portfolio Turnover Rate	4% [3]	6%	8%	3%	5%	5%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
41

Target Retirement 2055 Fund
Notes to Financial Statements
Vanguard Target Retirement 2055 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
42

Target Retirement 2055 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
43

Target Retirement 2055 Fund
C.	The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania. The Plaintiffs assert claims for breach of fiduciary duty, gross negligence, breach of the covenant of good faith and fair dealing, unjust enrichment, and violation of certain state consumer protection laws; they allege that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,660,837
Gross Unrealized Appreciation	8,202,962
Gross Unrealized Depreciation	(368,488)
Net Unrealized Appreciation (Depreciation)	7,834,474
44

Target Retirement 2055 Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	54,524	70,481
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2055 Fund—Note G	384,955	—
Issued in Lieu of Cash Distributions	21,903	5,241
Redeemed	(31,775)	(138,217)
Net Increase (Decrease) in Shares Outstanding	429,607	(62,495)
G.	On February 11, 2022, the Vanguard Target Retirement 2055 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2055 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 384,955,000 shares of Vanguard Target Retirement 2055 Fund for the 590,471,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $19,001,359,000, including $3,713,220,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2055 Fund's net assets of $12,651,876,000, resulting in combined net assets of $31,653,235,000 on February 11, 2022.
Assuming that the acquisition had been completed on October 1, 2021, the beginning of the fund's reporting period, the fund’s pro forma results of operations for the six months ended March 31, 2022, would be:
Amount ($000)
Net Investment Income	346,625
Realized Net Gain (Loss)	352,558
Change in Unrealized Appreciation (Depreciation)	(773,983)
Net Increase (Decrease) in Net Assets Resulting from Operations	(74,800)
Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Institutional Target Retirement 2055 Fund that have been included in the fund's Statement of Operations since February 11, 2022.
45

Target Retirement 2055 Fund
H.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	161,357	NA [2]	NA [2]	(13)	8	160	3	512,948
Vanguard Total Bond Market II Index Fund	799,183	1,515,898	69,290	(3,926)	(126,765)	10,493	2,707	2,115,100
Vanguard Total International Bond Index Fund	344,485	10,203	340,619	27	(14,096)	7,981	2,223	—
Vanguard Total International Bond II Index Fund	25,166	973,484	6,510	(161)	(50,788)	1,128	—	941,191
Vanguard Total International Stock Index Fund	4,515,341	6,888,553	39,764	2,987	140,591	81,879	—	11,507,708
Vanguard Total Stock Market Index Fund	6,673,388	7,544,957	335,966	130,870	3,388,663	77,396	—	17,401,912
Total	12,518,920	16,933,095 [3]	792,149	129,784	3,337,613 [3]	179,037	4,933	32,478,859
1	Includes $17,000,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
3	Includes securities of $15,255,042,000 and unrealized appreciation of $3,713,220,000 related to the acquisition of the Vanguard Institutional Target Retirement 2055 Fund. See Note G.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
46

Target Retirement 2060 Fund
Underlying Vanguard Funds
As of March 31, 2022
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.3%
Vanguard Total International Stock Index Fund Investor Shares	36.1
Vanguard Total Bond Market II Index Fund Investor Shares	6.7
Vanguard Total International Bond II Index Fund Institutional Shares	2.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
47

Target Retirement 2060 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.4%)
U.S. Stock Fund (53.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	39,870,577	8,285,505
International Stock Fund (35.6%)
	Vanguard Total International Stock Index Fund Investor Shares	287,910,818	5,519,250
U.S. Bond Fund (6.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	98,487,583	1,017,377
International Bond Fund (2.9%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	16,027,979	448,623
Total Investment Companies (Cost $12,027,828)			15,270,755
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[1]	Vanguard Market Liquidity Fund, 0.312% (Cost $241,264)	2,413,046	241,280
Total Investments (99.9%) (Cost $12,269,092)			15,512,035
Other Assets and Liabilities—Net (0.1%)			11,173
Net Assets (100%)			15,523,208
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	885	108,744	(2,364)
E-mini S&P 500 Index	June 2022	606	137,282	10,238
				7,874

See accompanying Notes, which are an integral part of the Financial Statements.
48

Target Retirement 2060 Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $12,269,092)	15,512,035
Cash Collateral Pledged—Futures Contracts	8,695
Receivables for Accrued Income	2,680
Receivables for Capital Shares Issued	38,042
Total Assets	15,561,452
Liabilities
Payables for Investment Securities Purchased	20,715
Payables for Capital Shares Redeemed	15,773
Variation Margin Payable—Futures Contracts	1,756
Total Liabilities	38,244
Net Assets	15,523,208
At March 31, 2022, net assets consisted of:

Paid-in Capital	12,233,012
Total Distributable Earnings (Loss)	3,290,196
Net Assets	15,523,208

Net Assets
Applicable to 342,568,726 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,523,208
Net Asset Value Per Share	$45.31
See accompanying Notes, which are an integral part of the Financial Statements.
49

Target Retirement 2060 Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	91,133
Net Investment Income—Note B	91,133
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2,421
Affiliated Funds Sold[1]	21,680
Futures Contracts	(8,057)
Realized Net Gain (Loss)	16,044
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(146,757)
Futures Contracts	9,554
Change in Unrealized Appreciation (Depreciation)	(137,203)
Net Increase (Decrease) in Net Assets Resulting from Operations	(30,026)
1	Includes $1,574,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
50

Target Retirement 2060 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	91,133	118,277
Realized Net Gain (Loss)	16,044	234,932
Change in Unrealized Appreciation (Depreciation)	(137,203)	1,205,875
Net Increase (Decrease) in Net Assets Resulting from Operations	(30,026)	1,559,084
Distributions
Total Distributions	(376,437)	(125,887)
Capital Share Transactions
Issued	1,833,942	2,345,567
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2060 Fund—Note G	7,948,750	—
Issued in Lieu of Cash Distributions	363,769	122,717
Redeemed	(874,838)	(3,270,018)
Net Increase (Decrease) from Capital Share Transactions	9,271,623	(801,734)
Total Increase (Decrease)	8,865,160	631,463
Net Assets
Beginning of Period	6,658,048	6,026,585
End of Period	15,523,208	6,658,048
See accompanying Notes, which are an integral part of the Financial Statements.
51

Target Retirement 2060 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$48.04	$38.95	$36.07	$36.16	$33.51	$29.25
Investment Operations
Net Investment Income[1]	.471	.773	.762	.822	.768	.708
Capital Gain Distributions Received[1]	.013	.029	—	—	—	.002
Net Realized and Unrealized Gain (Loss) on Investments	(.492)	9.085	2.922	(.192)	2.495	4.126
Total from Investment Operations	(.008)	9.887	3.684	.630	3.263	4.836
Distributions
Dividends from Net Investment Income	(.936)	(.684)	(.804)	(.717)	(.613)	(.574)
Distributions from Realized Capital Gains	(1.786)	(.113)	—	(.003)	—	(.002)
Total Distributions	(2.722)	(.797)	(.804)	(.720)	(.613)	(.576)
Net Asset Value, End of Period	$45.31	$48.04	$38.95	$36.07	$36.16	$33.51
Total Return[2]	-0.35%	25.60%	10.25%	2.07%	9.81%	16.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,523	$6,658	$6,027	$4,359	$3,240	$2,081
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.02%	1.69%	2.09%	2.37%	2.19%	2.28%
Portfolio Turnover Rate	3% [3]	8%	6%	2%	3%	4%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2060 Fund
Notes to Financial Statements
Vanguard Target Retirement 2060 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Target Retirement 2060 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Target Retirement 2060 Fund
C.	The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania. The Plaintiffs assert claims for breach of fiduciary duty, gross negligence, breach of the covenant of good faith and fair dealing, unjust enrichment, and violation of certain state consumer protection laws; they allege that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,276,179
Gross Unrealized Appreciation	3,437,613
Gross Unrealized Depreciation	(193,883)
Net Unrealized Appreciation (Depreciation)	3,243,730
55

Target Retirement 2060 Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	39,703	51,610
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2060 Fund—Note G	175,083	—
Issued in Lieu of Cash Distributions	7,561	2,820
Redeemed	(18,378)	(70,564)
Net Increase (Decrease) in Shares Outstanding	203,969	(16,134)
G.	On February 11, 2022, the Vanguard Target Retirement 2060 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2060 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 175,083,000 shares of Vanguard Target Retirement 2060 Fund for the 246,473,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $7,948,750,000, including $1,257,329,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2060 Fund's net assets of $6,986,111,000, resulting in combined net assets of $14,934,861,000 on February 11, 2022.
Assuming that the acquisition had been completed on October 1, 2021, the beginning of the fund's reporting period, the fund’s pro forma results of operations for the six months ended March 31, 2022, would be:
Amount ($000)
Net Investment Income	162,250
Realized Net Gain (Loss)	137,322
Change in Unrealized Appreciation (Depreciation)	(344,004)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,432)
Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Institutional Target Retirement 2060 Fund that have been included in the fund's Statement of Operations since February 11, 2022.
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Target Retirement 2060 Fund
H.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	86,143	NA [2]	NA [2]	(6)	5	79	2	241,280
Vanguard Total Bond Market II Index Fund	433,205	697,091	46,270	(2,135)	(64,514)	5,413	1,387	1,017,377
Vanguard Total International Bond Index Fund	159,910	4,737	158,116	(1,205)	(5,326)	3,705	1,032	—
Vanguard Total International Bond II Index Fund	26,582	445,956	90	(3)	(23,822)	604	—	448,623
Vanguard Total International Stock Index Fund	2,398,266	3,159,292	6,974	266	(31,600)	42,954	—	5,519,250
Vanguard Total Stock Market Index Fund	3,556,910	3,551,093	83,090	24,763	1,235,829	38,378	—	8,285,505
Total	6,661,016	7,858,169 [3]	294,540	21,680	1,110,572 [3]	91,133	2,421	15,512,035
1	Includes $3,000,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
3	Includes securities of $6,668,081,000 and unrealized appreciation of $1,257,329,000 related to the acquisition of the Vanguard Institutional Target Retirement 2060 Fund. See Note G.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
57

Target Retirement 2065 Fund
Underlying Vanguard Funds
As of March 31, 2022
Vanguard Total Stock Market Index Fund Institutional Plus Shares	53.8%
Vanguard Total International Stock Index Fund Investor Shares	36.6
Vanguard Total Bond Market II Index Fund Investor Shares	6.7
Vanguard Total International Bond II Index Fund Institutional Shares	2.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
58

Target Retirement 2065 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.5%)
U.S. Stock Fund (53.0%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	8,342,820	1,733,721
International Stock Fund (36.0%)
	Vanguard Total International Stock Index Fund Investor Shares	61,515,897	1,179,261
U.S. Bond Fund (6.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	21,028,928	217,229
International Bond Fund (2.9%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	3,329,850	93,202
Total Investment Companies (Cost $2,813,236)			3,223,413
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[1]	Vanguard Market Liquidity Fund, 0.312% (Cost $48,416)	484,228	48,418
Total Investments (100.0%) (Cost $2,861,652)			3,271,831
Other Assets and Liabilities—Net (0.0%)			(499)
Net Assets (100%)			3,271,332
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	179	21,995	(476)
E-mini S&P 500 Index	June 2022	123	27,864	2,078
				1,602

See accompanying Notes, which are an integral part of the Financial Statements.
59

Target Retirement 2065 Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $2,861,652)	3,271,831
Cash Collateral Pledged—Futures Contracts	1,770
Receivables for Accrued Income	563
Receivables for Capital Shares Issued	9,561
Total Assets	3,283,725
Liabilities
Payables for Investment Securities Purchased	10,097
Payables for Capital Shares Redeemed	1,939
Variation Margin Payable—Futures Contracts	357
Total Liabilities	12,393
Net Assets	3,271,332
At March 31, 2022, net assets consisted of:

Paid-in Capital	2,855,003
Total Distributable Earnings (Loss)	416,329
Net Assets	3,271,332

Net Assets
Applicable to 110,343,363 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,271,332
Net Asset Value Per Share	$29.65
See accompanying Notes, which are an integral part of the Financial Statements.
60

Target Retirement 2065 Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	20,044
Net Investment Income—Note B	20,044
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	487
Affiliated Funds Sold	(1,397)
Futures Contracts	(1,935)
Realized Net Gain (Loss)	(2,845)
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(28,821)
Futures Contracts	2,100
Change in Unrealized Appreciation (Depreciation)	(26,721)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,522)
See accompanying Notes, which are an integral part of the Financial Statements.
61

Target Retirement 2065 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,044	21,055
Realized Net Gain (Loss)	(2,845)	3,422
Change in Unrealized Appreciation (Depreciation)	(26,721)	217,888
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,522)	242,365
Distributions
Total Distributions	(30,464)	(16,724)
Capital Share Transactions
Issued	684,320	855,105
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2065 Fund—Note G	1,399,373	—
Issued in Lieu of Cash Distributions	28,723	16,018
Redeemed	(231,410)	(530,659)
Net Increase (Decrease) from Capital Share Transactions	1,881,006	340,464
Total Increase (Decrease)	1,841,020	566,105
Net Assets
Beginning of Period	1,430,312	864,207
End of Period	3,271,332	1,430,312
See accompanying Notes, which are an integral part of the Financial Statements.
62

Target Retirement 2065 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,				July 12, 2017[1] to September 30, 2017
		2021	2020	2019	2018
Net Asset Value, Beginning of Period	$30.31	$24.52	$22.69	$22.64	$20.79	$20.00
Investment Operations
Net Investment Income[2]	.307	.500	.485	.529	.524	.150
Capital Gain Distributions Received[2]	.007	.017	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(.368)	5.712	1.802	(.116)	1.496	.640
Total from Investment Operations	(.054)	6.229	2.287	.413	2.020	.790
Distributions
Dividends from Net Investment Income	(.535)	(.400)	(.457)	(.363)	(.170)	—
Distributions from Realized Capital Gains	(.071)	(.039)	—	.000 [3]	—	—
Total Distributions	(.606)	(.439)	(.457)	(.363)	(.170)	—
Net Asset Value, End of Period	$29.65	$30.31	$24.52	$22.69	$22.64	$20.79
Total Return[4]	-0.29%	25.59%	10.11%	2.09%	9.75%	3.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,271	$1,430	$864	$420	$202	$19
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.15%	0.15%	0.15%	0.15%	0.15% [5]
Ratio of Net Investment Income to Average Net Assets	2.04%	1.72%	2.11%	2.42%	2.37%	3.30% [5]
Portfolio Turnover Rate	2%	5%	6%	2%	1%	29%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Distribution was less than $.001 per share.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
63

Target Retirement 2065 Fund
Notes to Financial Statements
Vanguard Target Retirement 2065 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Target Retirement 2065 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Target Retirement 2065 Fund
C.	The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania. The Plaintiffs assert claims for breach of fiduciary duty, gross negligence, breach of the covenant of good faith and fair dealing, unjust enrichment, and violation of certain state consumer protection laws; they allege that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,865,142
Gross Unrealized Appreciation	469,830
Gross Unrealized Depreciation	(61,539)
Net Unrealized Appreciation (Depreciation)	408,291
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Target Retirement 2065 Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	22,763	29,600
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2065 Fund—Note G	47,117	—
Issued in Lieu of Cash Distributions	913	584
Redeemed	(7,633)	(18,250)
Net Increase (Decrease) in Shares Outstanding	63,160	11,934
G.	On February 11, 2022, the Vanguard Target Retirement 2065 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2065 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 47,117,000 shares of Vanguard Target Retirement 2065 Fund for the 47,101,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $1,399,373,000, including $146,955,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2065 Fund's net assets of $1,667,328,000, resulting in combined net assets of $3,066,701,000 on February 11, 2022.
Assuming that the acquisition had been completed on October 1, 2021, the beginning of the fund's reporting period, the fund’s pro forma results of operations for the six months ended March 31, 2022, would be:
Amount ($000)
Net Investment Income	32,126
Realized Net Gain (Loss)	7,951
Change in Unrealized Appreciation (Depreciation)	(57,607)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,530)
Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Institutional Target Retirement 2065 Fund that have been included in the fund's Statement of Operations since February 11, 2022.
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Target Retirement 2065 Fund
H.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	20,579	NA [1]	NA [1]	(2)	2	18	1	48,418
Vanguard Total Bond Market II Index Fund	98,064	142,256	9,000	(377)	(13,714)	1,200	307	217,229
Vanguard Total International Bond Index Fund	27,697	820	27,386	(966)	(165)	642	179	—
Vanguard Total International Bond II Index Fund	8,163	89,930	—	—	(4,891)	143	—	93,202
Vanguard Total International Stock Index Fund	513,012	694,782	1,092	(28)	(27,413)	9,816	—	1,179,261
Vanguard Total Stock Market Index Fund	761,415	809,248	1,233	(24)	164,315	8,225	—	1,733,721
Total	1,428,930	1,737,036 [2]	38,711	(1,397)	118,134 [2]	20,044	487	3,271,831
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	Includes securities of $1,253,008,000 and unrealized appreciation of $146,955,000 related to the acquisition of the Vanguard Institutional Target Retirement 2065 Fund. See Note G.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
68

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s acquired fund fees and expenses were below the average expense ratios charged by funds in its respective peer group. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses below the relevant peer-group average.
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The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangements with the Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Target Retirement 2040 Fund, Vanguard Target Retirement 2045 Fund, Vanguard Target Retirement 2050 Fund, Vanguard Target Retirement 2055 Fund, Vanguard Target Retirement 2060 Fund, and Vanguard Target Retirement 2065 Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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All rights reserved.
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Q3082B 052022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Chester Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Chester Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2022

Vanguard Chester Funds

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 19, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.